UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-00994

RMB Investors Trust

(Exact name of registrant as specified in charter)

One North Wacker Drive, Suite 3500

Chicago, IL 60606
(Address of principal executive offices) (Zip code)

Christopher M. Graff

One North Wacker Drive, Suite 3500

Chicago, IL 60606
(Name and address of agent for service)

(800) 462-2392

Registrant’s telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: June 30, 2026

Item 1. Reports to Stockholders.

(a)

RMB Fund
Class A | RMBHX
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the RMB Fund (the “Fund”) for the period of  January 1, 2026, to June 30, 2026. You can find additional information about the Fund at www.rmbfunds.com/documents. You can also request this information by contacting us at 1-800-462-2392.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$62	1.22%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$119,765,797	Portfolio Turnover	12%
Number of Holdings	36	30-Day SEC Yield (Class-Specific)	-0.32%
WHAT DID THE FUND INVEST IN? (% of net assets as of  June 30, 2026)
Top Sectors (%)1

Top 10 Holdings	(%)
Alphabet, Inc. - Class A	11.2%
Microsoft Corp.	8.2%
Amazon.com, Inc.	6.6%
NVIDIA Corp.	6.2%
Apple, Inc.	5.7%
Visa, Inc. - Class A	3.7%
AMETEK, Inc.	3.5%
TJX Cos., Inc. (The)	3.3%
Palo Alto Networks, Inc.	3.2%
Eli Lilly & Co.	3.1%
Top Industries (%)1

Semiconductors & Semiconductor Equipment
19.1%
Software
14.0%
Interactive Media & Services
12.5%
Broadline Retail
6.6%
Technology Hardware Storage & Peripherals
5.7%
Electrical Equipment
4.8%
Capital Markets
4.6%
Pharmaceuticals
4.6%
Banks
4.5%
Other Industries & Cash
23.6%

1	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by Curi Capital, LLC.
RMB Fund	PAGE 1	TSR-SAR-74968B605

For additional information about the Fund, including its financial information, prospectus, statement of additional information, holdings and proxy information, scan the QR code or visit www.rmbfunds.com/documents.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Curi Capital, LLC at 1-800-462-2392, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Curi Capital, LLC or your financial intermediary.
RMB Fund	PAGE 2	TSR-SAR-74968B605

RMB Fund
Class C | RMBJX
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the RMB Fund (the “Fund”) for the period of  January 1, 2026, to June 30, 2026. You can find additional information about the Fund at www.rmbfunds.com/documents. You can also request this information by contacting us at 1-800-462-2392.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$100	1.96%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$119,765,797	Portfolio Turnover	12%
Number of Holdings	36	30-Day SEC Yield (Class-Specific)	-1.07%
WHAT DID THE FUND INVEST IN? (% of net assets as of  June 30, 2026)
Top Sectors (%)1

Top 10 Holdings	(%)
Alphabet, Inc. - Class A	11.2%
Microsoft Corp.	8.2%
Amazon.com, Inc.	6.6%
NVIDIA Corp.	6.2%
Apple, Inc.	5.7%
Visa, Inc. - Class A	3.7%
AMETEK, Inc.	3.5%
TJX Cos., Inc. (The)	3.3%
Palo Alto Networks, Inc.	3.2%
Eli Lilly & Co.	3.1%
Top Industries (%)1
1	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by Curi Capital, LLC.
RMB Fund	PAGE 1	TSR-SAR-74968B704

For additional information about the Fund, including its financial information, prospectus, statement of additional information, holdings and proxy information, scan the QR code or visit www.rmbfunds.com/documents.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Curi Capital, LLC at 1-800-462-2392, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Curi Capital, LLC or your financial intermediary.
RMB Fund	PAGE 2	TSR-SAR-74968B704

RMB Fund
Class I | RMBGX
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the RMB Fund (the “Fund”) for the period of  January 1, 2026, to June 30, 2026. You can find additional information about the Fund at www.rmbfunds.com/documents. You can also request this information by contacting us at 1-800-462-2392.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$50	0.97%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$119,765,797	Portfolio Turnover	12%
Number of Holdings	36	30-Day SEC Yield (Class-Specific)	-0.09%
WHAT DID THE FUND INVEST IN? (% of net assets as of  June 30, 2026)
Top Sectors (%)1

Top 10 Holdings	(%)
Alphabet, Inc. - Class A	11.2%
Microsoft Corp.	8.2%
Amazon.com, Inc.	6.6%
NVIDIA Corp.	6.2%
Apple, Inc.	5.7%
Visa, Inc. - Class A	3.7%
AMETEK, Inc.	3.5%
TJX Cos., Inc. (The)	3.3%
Palo Alto Networks, Inc.	3.2%
Eli Lilly & Co.	3.1%
Top Industries (%)1
1	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by Curi Capital, LLC.
RMB Fund	PAGE 1	TSR-SAR-74968B886

For additional information about the Fund, including its financial information, prospectus, statement of additional information, holdings and proxy information, scan the QR code or visit www.rmbfunds.com/documents.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Curi Capital, LLC at 1-800-462-2392, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Curi Capital, LLC or your financial intermediary.
RMB Fund	PAGE 2	TSR-SAR-74968B886

RMB Mendon Financial Services Fund
Class A | RMBKX
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the RMB Mendon Financial Services Fund (the “Fund”) for the period of  January 1, 2026, to June 30, 2026. You can find additional information about the Fund at www.rmbfunds.com/documents. You can also request this information by contacting us at 1-800-462-2392.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$70	1.28%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$258,123,592	Portfolio Turnover	21%
Number of Holdings	49	30-Day SEC Yield (Class-Specific)	0.48%
WHAT DID THE FUND INVEST IN? (% of net assets as of  June 30, 2026)
Top Sectors (%)1

Top 10 Holdings	(%)
Abacus Global Management, Inc.	7.1%
VersaBank	6.1%
Equity Bancshares, Inc. - Class A	5.8%
Primis Financial Corp.	5.1%
Firstsun Capital Bancorp	4.7%
USCB Financial Holdings, Inc.	4.4%
Renasant Corp.	4.3%
First Horizon Corp.	4.0%
Origin Bancorp, Inc.	4.0%
Business First Bancshares, Inc.	3.5%
Top Industries (%)1
1	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by Curi Capital, LLC.
For additional information about the Fund, including its financial information, prospectus, statement of additional information, holdings and proxy information, scan the QR code or visit www.rmbfunds.com/documents.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Curi Capital, LLC at 1-800-462-2392, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Curi Capital, LLC or your financial intermediary.
RMB Mendon Financial Services Fund	PAGE 1	TSR-SAR-74968B407

RMB Mendon Financial Services Fund
Class C | RMBNX
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the RMB Mendon Financial Services Fund (the “Fund”) for the period of  January 1, 2026, to June 30, 2026. You can find additional information about the Fund at www.rmbfunds.com/documents. You can also request this information by contacting us at 1-800-462-2392.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$110	2.03%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$258,123,592	Portfolio Turnover	21%
Number of Holdings	49	30-Day SEC Yield (Class-Specific)	-0.19%
WHAT DID THE FUND INVEST IN? (% of net assets as of  June 30, 2026)
Top Sectors (%)1

Top 10 Holdings	(%)
Abacus Global Management, Inc.	7.1%
VersaBank	6.1%
Equity Bancshares, Inc. - Class A	5.8%
Primis Financial Corp.	5.1%
Firstsun Capital Bancorp	4.7%
USCB Financial Holdings, Inc.	4.4%
Renasant Corp.	4.3%
First Horizon Corp.	4.0%
Origin Bancorp, Inc.	4.0%
Business First Bancshares, Inc.	3.5%
Top Industries (%)1
1	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by Curi Capital, LLC.
For additional information about the Fund, including its financial information, prospectus, statement of additional information, holdings and proxy information, scan the QR code or visit www.rmbfunds.com/documents.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Curi Capital, LLC at 1-800-462-2392, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Curi Capital, LLC or your financial intermediary.
RMB Mendon Financial Services Fund	PAGE 1	TSR-SAR-74968B506

RMB Mendon Financial Services Fund
Class I | RMBLX
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the RMB Mendon Financial Services Fund (the “Fund”) for the period of  January 1, 2026, to June 30, 2026. You can find additional information about the Fund at www.rmbfunds.com/documents. You can also request this information by contacting us at 1-800-462-2392.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$56	1.03%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$258,123,592	Portfolio Turnover	21%
Number of Holdings	49	30-Day SEC Yield (Class-Specific)	0.74%
WHAT DID THE FUND INVEST IN? (% of net assets as of  June 30, 2026)
Top Sectors (%)1

Top 10 Holdings	(%)
Abacus Global Management, Inc.	7.1%
VersaBank	6.1%
Equity Bancshares, Inc. - Class A	5.8%
Primis Financial Corp.	5.1%
Firstsun Capital Bancorp	4.7%
USCB Financial Holdings, Inc.	4.4%
Renasant Corp.	4.3%
First Horizon Corp.	4.0%
Origin Bancorp, Inc.	4.0%
Business First Bancshares, Inc.	3.5%
Top Industries (%)1
1	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by Curi Capital, LLC.
For additional information about the Fund, including its financial information, prospectus, statement of additional information, holdings and proxy information, scan the QR code or visit www.rmbfunds.com/documents.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Curi Capital, LLC at 1-800-462-2392, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Curi Capital, LLC or your financial intermediary.
RMB Mendon Financial Services Fund	PAGE 1	TSR-SAR-74968B803

RMB International Fund
Class I | RMBTX
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the RMB International Fund (the “Fund”) for the period of  January 1, 2026, to June 30, 2026. You can find additional information about the Fund at www.rmbfunds.com/documents. You can also request this information by contacting us at 1-800-462-2392.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$49	0.92%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$358,938,729	Portfolio Turnover	22%
Number of Holdings	45	30-Day SEC Yield (Class-Specific)	1.53%
WHAT DID THE FUND INVEST IN? (% of net assets as of  June 30, 2026)
Top Countries (%)

Top 10 Holdings	(%)
ASML Holding N.V.	4.9%
Shell PLC	3.8%
AstraZeneca PLC	3.7%
Barclays PLC	3.7%
Schneider Electric SE	3.5%
Anheuser-Busch InBev SA/N.V.	3.4%
UniCredit SpA	3.3%
ING Groep N.V.	3.2%
Mitsubishi UFJ Financial Group, Inc.	3.2%
Rio Tinto Ltd.	3.2%
Top Industries (%)1

Banks
15.8%
Pharmaceuticals
8.4%
Semiconductors & Semiconductor Equipment
7.3%
Electrical Equipment
6.7%
Chemicals
4.8%
Hotels Restaurants & Leisure
4.8%
Oil Gas & Consumable Fuels
3.8%
Machinery
3.6%
Insurance
3.5%
Other Industries & Cash
41.3%

1	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by Curi Capital, LLC.
RMB International Fund	PAGE 1	TSR-SAR-74968B860

For additional information about the Fund, including its financial information, prospectus, statement of additional information, holdings and proxy information, scan the QR code or visit www.rmbfunds.com/documents.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Curi Capital, LLC at 1-800-462-2392, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Curi Capital, LLC or your financial intermediary.
RMB International Fund	PAGE 2	TSR-SAR-74968B860

RMB SMID Cap Fund
Class I | RMBMX
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the RMB SMID Cap Fund (the “Fund”) for the period of  January 1, 2026, to June 30, 2026. You can find additional information about the Fund at www.rmbfunds.com/documents. You can also request this information by contacting us at 1-800-462-2392.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$43	0.81%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$196,701,035	Portfolio Turnover	19%
Number of Holdings	65	30-Day SEC Yield (Class-Specific)	0.20%
WHAT DID THE FUND INVEST IN? (% of net assets as of  June 30, 2026)
Top Sectors (%)1

Top 10 Holdings	(%)
Curtiss-Wright Corp.	4.9%
Applied Industrial Technologies, Inc.	3.8%
EastGroup Properties, Inc.	3.7%
Monolithic Power Systems, Inc.	3.2%
MKS, Inc.	3.2%
West Pharmaceutical Services, Inc.	3.2%
Eagle Materials, Inc.	3.2%
Stock Yards Bancorp, Inc.	3.0%
Stifel Financial Corp.	2.9%
TriCo Bancshares	2.8%
Top Industries (%)1

Aerospace & Defense
10.5%
Banks
9.1%
Semiconductors & Semiconductor Equipment
6.9%
Equity Real Estate Investment
6.7%
Life Sciences Tools & Services
5.4%
Machinery
5.3%
Trading Companies & Distributors
4.7%
Biotechnology
4.6%
Software
4.2%
Other Industries & Cash
42.6%

1	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by Curi Capital, LLC.
RMB SMID Cap Fund	PAGE 1	TSR-SAR-74968B811

For additional information about the Fund, including its financial information, prospectus, statement of additional information, holdings and proxy information, scan the QR code or visit www.rmbfunds.com/documents.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Curi Capital, LLC at 1-800-462-2392, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Curi Capital, LLC or your financial intermediary.
RMB SMID Cap Fund	PAGE 2	TSR-SAR-74968B811

RMB Quality Intermediate Core Fund
Class I | RMBQX
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the RMB Quality Intermediate Core Fund (the “Fund”) for the period of  January 1, 2026, to June 30, 2026. You can find additional information about the Fund at www.rmbfunds.com/documents. You can also request this information by contacting us at 1-800-462-2392.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$17	0.35%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$245,866,127	30-Day SEC Yield (Unsubsidized) (Class-Specific)	3.98%
Number of Holdings	160	Effective Duration	4.23 years
Portfolio Turnover	72%	Effective Maturity	4.79 years
30-Day SEC Yield (Class-Specific)	4.11%
WHAT DID THE FUND INVEST IN? (% of net assets as of  June 30, 2026)

Security Type	(%)
U.S. Treasury Securities	72.9%
Collateralized Mortgage Obligations	18.3%
Corporate Bonds	6.0%
Money Market Funds	1.4%
Mortgage-Backed Securities	1.0%
Cash & Other	0.4%

Credit Breakdown[1]	(%)
AAA	1.1%
AA	92.8%
A	3.9%
BBB	2.2%
1	The credit breakdown is calculated on a market value-weighted basis. Per the RMB Funds prospectus, each security in the Fund is assigned the highest credit quality rating provided by a nationally recognized statistical rating organization (e.g. S&P, Moody’s, Fitch). For pre-refunded securities, the reported credit quality reflects the highest reported rating from S&P, Moody’s or Fitch for the underlying collateral. Per the Bloomberg Index controlling rating methodology, each security in the index is assigned a rating using S&P, Moody’s, and Fitch (middle of three ratings, lower of two ratings, or singular rating if rated by one rating agency). Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Totals sum based on unrounded data. Breakouts are shown rounded to the nearest tenth and may not visually sum.
For additional information about the Fund, including its financial information, prospectus, statement of additional information, holdings and proxy information, scan the QR code or visit www.rmbfunds.com/documents.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Curi Capital, LLC at 1-800-462-2392, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Curi Capital, LLC or your financial intermediary.
RMB Quality Intermediate Core Fund	PAGE 1	TSR-SAR-74968B761

RMB Quality Intermediate Tax-Exempt Municipal Fund
Class I | RMBVX
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the RMB Quality Intermediate Tax-Exempt Municipal Fund (the “Fund”) for the period of  January 1, 2026, to June 30, 2026. You can find additional information about the Fund at www.rmbfunds.com/documents. You can also request this information by contacting us at 1-800-462-2392.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$17	0.35%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$132,919,157	30-Day SEC Yield (Unsubsidized) (Class-Specific)	2.82%
Number of Holdings	536	Effective Duration	4.37 years
Portfolio Turnover	3%	Effective Maturity	7.08 years
30-Day SEC Yield (Class-Specific)	3.07%
WHAT DID THE FUND INVEST IN? (% of net assets as of  June 30, 2026)

Security Type	(%)
Municipal Bonds	84.7%
U.S. Treasury Securities	14.5%
Money Market Funds	1.0%
Cash & Other	-0.2%

Credit Breakdown[1]	(%)
AAA	14.3%
AA	79.8%
A	2.1%
Not Rated	3.9%
1	The credit breakdown is calculated on a market value-weighted basis. Per the RMB Funds prospectus, each security in the Fund is assigned the highest credit quality rating provided by a nationally recognized statistical rating organization (e.g. S&P, Moody’s, Fitch). For pre-refunded securities, the reported credit quality reflects the highest reported rating from S&P, Moody’s or Fitch for the underlying collateral. Per the Bloomberg Index controlling rating methodology, each security in the index is assigned a rating using S&P, Moody’s, and Fitch (middle of three ratings, lower of two ratings, or singular rating if rated by one rating agency). Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Totals sum based on unrounded data. Breakouts are shown rounded to the nearest tenth and may not visually sum.
For additional information about the Fund, including its financial information, prospectus, statement of additional information, holdings and proxy information, scan the QR code or visit www.rmbfunds.com/documents.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Curi Capital, LLC at 1-800-462-2392, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Curi Capital, LLC or your financial intermediary.
RMB Quality Intermediate Tax-Exempt Municipal Fund	PAGE 1	TSR-SAR-74968B753

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

RMB Investors Trust
RMB Fund
RMB Mendon Financial Services Fund
RMB International Fund
RMB SMID Cap Fund
RMB QUALITY INTERMEDIATE CORE FUND
RMB QUALITY INTERMEDIATE TAX-EXEMPT MUNICIPAL FUND
Semi-Annual Financial Statements and Additional Information
June 30, 2026

RMB FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS — 99.8%
Communication Services — 12.5%
Alphabet, Inc. - Class A	37,579	$13,429,608
Meta Platforms, Inc. - Class A	2,749	1,548,484
		14,978,092
Consumer Discretionary — 12.0%
Amazon.com, Inc.(a)	33,000	7,865,220
Booking Holdings, Inc.	14,325	2,553,288
TJX Cos., Inc. (The)	25,730	3,898,095
		14,316,603
Consumer Staples — 1.1%
Philip Morris International, Inc.	7,062	1,277,586
Energy — 1.9%
EOG Resources, Inc.	17,573	2,279,745
Financials — 14.6%
Huntington Bancshares, Inc.	94,980	1,683,996
JPMorgan Chase & Co.	11,200	3,666,096
Morgan Stanley	16,006	3,345,894
Progressive Corp. (The)	9,900	2,162,655
S&P Global, Inc.	5,339	2,174,361
Visa, Inc. - Class A	12,945	4,441,300
		17,474,302
Health Care — 6.7%
Danaher Corp.	13,338	2,540,622
Eli Lilly & Co.	3,107	3,726,629
Merck & Co., Inc.	13,916	1,788,206
		8,055,457
Industrials — 9.2%
AMETEK, Inc.	17,120	4,142,013
Hubbell, Inc.	3,103	1,623,490
IDEX Corp.	6,413	1,455,430
Nordson Corp.	7,800	2,353,182
RTX Corp.	7,554	1,433,220
		11,007,335
Information Technology — 38.8%(b)
Advanced Micro Devices, Inc.(a)	6,073	3,527,866
Analog Devices, Inc.	8,253	3,277,844
Apple, Inc.	23,630	6,837,577
Applied Materials, Inc.	4,308	3,114,684
Broadcom, Inc.	9,263	3,499,098
Crowdstrike Holdings, Inc. - Class A(a)	1,463	1,116,474
Intel Corp.(a)	9,835	1,373,261
Micron Technology, Inc.	567	654,482
Microsoft Corp.	26,437	9,861,530
NVIDIA Corp.	37,043	7,411,934
Palo Alto Networks, Inc.(a)	11,400	3,887,628
Synopsys, Inc.(a)	4,300	1,918,101
		46,480,479

	Shares	Value
Materials — 1.3%
CRH PLC	14,994	$1,604,358
Real Estate — 1.7%
Federal Realty Investment Trust	16,690	2,060,214
TOTAL COMMON STOCKS (Cost $50,819,315)		119,534,171
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS — 0.3%
First American Government Obligations Fund - Class X, 3.57%(c)	330,316	330,316
TOTAL MONEY MARKET FUNDS (Cost $330,316)		330,316
TOTAL INVESTMENTS — 100.1% (Cost $51,149,631)		$119,864,487
Liabilities in Excess of Other Assets — (0.1)%		(98,690)
TOTAL NET ASSETS — 100.0%		$119,765,797

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(c)	The rate shown represents the 7-day annualized yield as of June 30, 2026.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by Curi Capital, LLC.
The accompanying notes are an integral part of these financial statements.

1

RMB MENDON FINANCIAL SERVICES FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS — 99.2%
Banks — 92.2%(a)
Amerant Bancorp, Inc.	300,000	$7,656,000
Ameris Bancorp(b)(c)	15,500	1,399,030
Atlantic Union Bankshares Corp.(b)(c)	100,000	4,231,000
Avidbank Holdings, Inc.(d)	181,346	5,989,858
Banc of California, Inc.(b)(c)	351,000	7,170,930
Beacon Financial Corp.	200,000	6,090,000
Bridgewater Bancshares, Inc.(d)	127,218	2,676,667
Business First Bancshares, Inc.	293,893	9,031,332
Byline Bancorp, Inc.	125,000	4,707,500
California BanCorp	225,000	4,689,000
Civista Bancshares, Inc.	250,000	7,055,000
Coastal Financial Corp.(b)(c)(d)	50,000	3,875,500
CoastalSouth Bancshares, Inc.	250,000	6,712,500
Commercial Bancgroup, Inc.	195,622	6,316,634
Eagle Bancorp, Inc.	100,000	2,839,000
Eastern Bankshares, Inc.	117,729	2,618,293
Equity Bancshares, Inc. - Class A(b)(c)	305,000	14,941,950
FB Financial Corp.(b)(c)	115,000	6,365,250
Financial Institutions, Inc.	100,000	3,897,000
First Carolina Financial Services, Inc.(d)	642,700	8,509,348
First Horizon Corp.(b)(c)	400,000	10,256,000
First Merchants Corp.	75,000	3,276,750
First Western Financial, Inc.(d)	190,000	6,100,900
Firstsun Capital Bancorp(d)	315,000	12,215,700
Nicolet Bankshares, Inc.(b)(c)	40,000	6,615,600
Northpointe Bancshares, Inc.	200,000	3,836,000
OceanFirst Financial Corp.	195,273	3,813,682
Old Second Bancorp, Inc.	100,000	2,332,000
Origin Bancorp, Inc.	200,000	10,230,000
Primis Financial Corp.	800,000	13,096,000
Provident Financial Services, Inc.	115,000	2,718,600
Renasant Corp.	260,000	11,060,400
Shore Bancshares, Inc.	125,000	2,868,750
Simmons First National Corp. - Class A	250,000	5,662,500
USCB Financial Holdings, Inc.	550,000	11,253,000
VersaBank	680,000	15,782,800
		237,890,474
Insurance — 7.0%
Abacus Global Management, Inc.(b)(c)	1,700,000	18,207,000
TOTAL COMMON STOCKS (Cost $163,191,644)		256,097,474

	Shares	Value
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS — 1.3%
First American Government Obligations Fund - Class X, 3.57%(e)	3,383,345	$3,383,345
TOTAL MONEY MARKET FUNDS (Cost $3,383,345)		3,383,345
TOTAL INVESTMENTS — 100.5% (Cost $166,574,989)		$259,480,819
Liabilities in Excess of Other Assets — (0.5)%		(1,357,227)
TOTAL NET ASSETS — 100.0%		$258,123,592

Percentages are stated as a percent of net assets.
(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)
Security or partial security segregated as collateral for written options. For the written options, the Fund is required to establish a margin account with the broker. The aggregate market value of collateral posted was $21,865,700.

(d)	Non-income producing security.
(e)	The rate shown represents the 7-day annualized yield as of June 30, 2026.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by Curi Capital, LLC.
The accompanying notes are an integral part of these financial statements.

2

RMB MENDON FINANCIAL SERVICES FUND
SCHEDULE OF WRITTEN OPTIONS
June 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS — (0.5)%
Call Options — (0.5)%(a)
Abacus Global Management, Inc., Expiration: 01/15/2027; Exercise Price: $10.00	$(2,000,000)	(2,000)	$(460,000)
Ameris Bancorp, Expiration: 07/17/2026; Exercise Price: $85.00	(1,275,000)	(150)	(93,750)
Atlantic Union Bankshares Corp.
Expiration: 07/17/2026; Exercise Price: $40.00	(1,000,000)	(250)	(66,250)
Expiration: 10/16/2026; Exercise Price: $45.00	(1,125,000)	(250)	(48,750)
Banc of California, Inc., Expiration: 01/15/2027; Exercise Price: $20.00	(1,500,000)	(750)	(166,875)
Coastal Financial Corp., Expiration: 10/16/2026; Exercise Price: $85.00	(1,700,000)	(200)	(96,500)
Equity Bancshares, Inc. - Class A, Expiration: 10/16/2026; Exercise Price: $55.00(b)	(1,375,000)	(250)	0
FB Financial Corp., Expiration: 07/17/2026; Exercise Price: $65.00(b)	(3,250,000)	(500)	0

	Notional Amount	Contracts	Value
First Horizon Corp., Expiration: 08/21/2026; Exercise Price: $29.00	$(2,900,000)	(1,000)	$(17,500)
Nicolet Bankshares, Inc.
Expiration: 10/16/2026; Exercise Price: $165.00	(2,475,000)	(150)	(153,000)
Expiration: 10/16/2026; Exercise Price: $175.00	(4,375,000)	(250)	(142,500)
TOTAL WRITTEN OPTIONS (Premiums received $1,174,639)			$(1,245,125)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of June 30, 2026. (Note 13)

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by Curi Capital, LLC.
The accompanying notes are an integral part of these financial statements.

3

RMB INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS — 97.6%
Australia — 3.2%
Rio Tinto Ltd.	96,328	$11,590,137
Belgium — 3.4%
Anheuser-Busch InBev SA/N.V.	146,010	12,064,735
Finland — 1.9%
Sampo OYJ - Class A	661,496	6,946,971
France — 13.5%
Accor SA	126,674	7,347,692
Air Liquide SA	44,660	8,843,852
Cie de Saint-Gobain SA	98,319	8,915,770
Elis SA	229,053	7,095,370
L’Oreal SA	8,238	3,611,171
Schneider Electric SE	38,332	12,543,175
		48,357,030
Germany — 6.8%
BASF SE	66,652	3,562,743
Bayerische Motoren Werke AG	67,341	4,420,834
E.ON SE	322,809	6,638,187
SAP SE	35,594	5,486,733
Siemens Energy AG	22,236	4,239,090
		24,347,587
Hong Kong — 2.7%
AIA Group Ltd.	631,440	5,780,982
Hong Kong Exchanges & Clearing Ltd.	85,100	3,959,444
		9,740,426
Italy — 3.3%
UniCredit SpA	131,051	11,744,587
Japan — 22.0%
FANUC Corp.	115,200	5,304,512
ITOCHU Corp.	885,750	10,108,749
Kansai Electric Power Co., Inc. (The)	487,820	6,893,800
Kao Corp.	301,200	5,969,388
Mitsubishi Electric Corp.	193,900	7,111,187
Mitsubishi UFJ Financial Group, Inc.	582,500	11,605,109
Mitsui Fudosan Co. Ltd.	641,500	5,945,693
Murata Manufacturing Co. Ltd.	130,917	9,397,852
ORIX Corp.	199,648	7,604,898
Pan Pacific International Holdings Corp.	780,600	3,956,505
Shin-Etsu Chemical Co. Ltd.	113,200	4,934,331
		78,832,024
Netherlands — 8.1%
ASML Holding N.V.	8,897	17,617,563
ING Groep N.V.	368,996	11,643,007
		29,260,570

	Shares	Value
Singapore — 3.9%
DBS Group Holdings Ltd.	168,200	$8,516,773
Sea Ltd. - ADR(a)	57,253	5,486,555
		14,003,328
Sweden — 2.2%
Atlas Copco AB - Class A	382,926	7,761,525
Switzerland — 8.9%
Lonza Group AG	9,767	6,588,863
Novartis AG	65,017	10,161,664
Sandoz Group AG	75,393	6,812,057
STMicroelectronics N.V.	114,622	8,478,676
		32,041,260
United Kingdom — 17.7%
AstraZeneca PLC	70,313	13,127,775
BAE Systems PLC	304,321	7,457,902
Barclays PLC	1,955,902	13,106,533
British American Tobacco PLC	105,755	6,544,451
Compass Group PLC	300,955	9,723,659
Shell PLC	351,825	13,670,193
		63,630,513
TOTAL COMMON STOCKS (Cost $239,809,664)		350,320,693
EXCHANGE TRADED FUNDS — 1.0%
iShares MSCI EAFE ETF	34,447	3,578,354
TOTAL EXCHANGE TRADED FUNDS (Cost $3,329,663)		3,578,354
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS — 1.3%
First American Government Obligations Fund - Class X, 3.57%(b)	4,571,464	4,571,464
TOTAL MONEY MARKET FUNDS (Cost $4,571,464)		4,571,464
TOTAL INVESTMENTS — 99.9% (Cost $247,710,791)		$358,470,511
Other Assets in Excess of Liabilities — 0.1%		468,218
TOTAL NET ASSETS — 100.0%		$358,938,729

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of June 30, 2026.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by Curi Capital, LLC.
The accompanying notes are an integral part of these financial statements.

4

RMB SMID CAP FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS — 99.1%
Aerospace & Defense — 10.5%
BWX Technologies, Inc.	15,044	$2,928,315
Carpenter Technology Corp.	6,904	4,258,663
Curtiss-Wright Corp.	12,829	9,721,303
HEICO Corp.	8,572	3,053,261
Karman Holdings, Inc.(a)	14,720	734,822
		20,696,364
Automobile Components — 1.5%
Visteon Corp.	29,607	2,937,310
Banks — 9.1%
Seacoast Banking Corp. of Florida	121,405	4,036,716
Stock Yards Bancorp, Inc.	77,230	5,905,778
TriCo Bancshares	100,494	5,411,602
Wintrust Financial Corp.	16,096	2,586,949
		17,941,045
Biotechnology — 4.6%
CRISPR Therapeutics AG(a)	37,600	2,050,704
GRAIL, Inc.(a)	8,974	612,655
Insmed, Inc.(a)	4,898	522,225
Krystal Biotech, Inc.(a)	1,473	547,470
Natera, Inc.(a)	4,322	1,173,207
Veracyte, Inc.(a)	43,875	2,576,779
Viking Therapeutics, Inc.(a)	42,460	1,656,364
		9,139,404
Building Products — 3.9%
AAON, Inc.	34,442	4,369,312
Carlisle Cos., Inc.	8,991	3,261,485
		7,630,797
Capital Markets — 2.9%
Stifel Financial Corp.	80,538	5,619,136
Chemicals — 0.5%
RPM International, Inc.	8,358	928,992
Construction & Engineering — 2.3%
IES Holdings, Inc.(a)	3,599	2,644,041
Valmont Industries, Inc.	3,243	1,873,157
		4,517,198
Construction Materials — 3.2%
Eagle Materials, Inc.	27,809	6,257,025
Consumer Staples Distribution & Retail — 2.0%
BJ’s Wholesale Club Holdings, Inc.(a)	23,304	2,032,575
Casey’s General Stores, Inc.	2,356	1,872,525
		3,905,100
Containers & Packaging — 1.2%
AptarGroup, Inc.	18,775	2,350,630

	Shares	Value
Electrical Equipment — 0.5%
Nextpower, Inc. - Class A(a)	7,917	$943,231
Electronic Equipment, Instruments & Components — 2.2%
Badger Meter, Inc.	15,750	2,336,985
Mirion Technologies, Inc.(a)	60,293	1,081,054
nLight, Inc.(a)	13,420	934,300
		4,352,339
Energy Equipment & Services — 2.3%
Oceaneering International, Inc.(a)	47,060	1,906,871
Solaris Energy Infrastructure, Inc.	32,218	2,592,261
		4,499,132
Equity Real Estate Investment — 6.7%
EastGroup Properties, Inc.	35,794	7,249,359
Essential Properties Realty Trust, Inc.	116,128	3,466,421
Tanger, Inc.	63,402	2,502,477
		13,218,257
Gas Utilities — 0.6%
Chesapeake Utilities Corp.	8,822	1,080,519
Ground Transportation — 0.6%
Old Dominion Freight Line, Inc.	5,835	1,263,861
Health Care Equipment & Supplies — 2.7%
IDEXX Laboratories, Inc.(a)	5,064	2,665,892
iRadimed Corp.	12,321	1,177,395
Omnicell, Inc.(a)	35,953	1,492,769
		5,336,056
Health Care Providers & Services — 1.5%
Ensign Group, Inc.	18,779	3,010,274
Hotels, Restaurants & Leisure — 1.2%
Texas Roadhouse, Inc.	12,613	2,437,210
Household Durables — 0.7%
Installed Building Products, Inc.	5,674	1,304,112
Insurance — 3.4%
American Financial Group, Inc.	35,727	4,999,636
Markel Group, Inc.(a)	895	1,747,944
		6,747,580
Leisure Products — 2.6%
Acushnet Holdings Corp.	42,873	5,081,737
Life Sciences Tools & Services — 5.4%
Repligen Corp.(a)	32,130	4,383,817
West Pharmaceutical Services, Inc.	17,576	6,309,784
		10,693,601

The accompanying notes are an integral part of these financial statements.

5

RMB SMID CAP FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Machinery — 5.3%
ITT, Inc.	16,833	$3,328,894
Kadant, Inc.	9,721	3,054,630
RBC Bearings, Inc.(a)	6,362	4,097,510
		10,481,034
Metals & Mining — 2.2%
Materion Corp.	3,852	1,145,546
Royal Gold, Inc.	9,466	1,889,508
Steel Dynamics, Inc.	5,238	1,201,912
		4,236,966
Oil, Gas & Consumable Fuels — 3.7%
Matador Resources Co.	56,587	2,816,901
Range Resources Corp.	121,146	4,505,420
		7,322,321
Semiconductors & Semiconductor Equipment — 6.9%
MKS, Inc.	14,225	6,327,280
Monolithic Power Systems, Inc.	4,585	6,338,120
Rambus, Inc.(a)	6,559	870,642
		13,536,042
Software — 4.2%
Fair Isaac Corp.(a)	3,614	4,317,935
Q2 Holdings, Inc.(a)	82,278	3,957,572
		8,275,507
Trading Companies & Distributors — 4.7%
Applied Industrial Technologies, Inc.	21,856	7,390,606
Watsco, Inc.	4,311	1,796,523
		9,187,129
TOTAL COMMON STOCKS (Cost $101,411,085)		194,929,909

	Shares	Value
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS — 1.0%
First American Government Obligations Fund - Class X, 3.57%(b)	1,872,094	$1,872,094
TOTAL MONEY MARKET FUNDS (Cost $1,872,094)		1,872,094
TOTAL INVESTMENTS — 100.1% (Cost $103,283,179)		$196,802,003
Liabilities in Excess of Other Assets — (0.1)%		(100,968)
TOTAL NET ASSETS — 100.0%		$196,701,035

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of June 30, 2026.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by Curi Capital, LLC.
The accompanying notes are an integral part of these financial statements.

6

RMB QUALITY INTERMEDIATE CORE FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Par	Value
U.S. TREASURY SECURITIES — 72.9%
United States Treasury Note/Bond
4.13%, 02/28/2027	$2,500,000	$2,501,845
3.75%, 06/30/2027	2,500,000	2,491,472
3.88%, 07/31/2027	2,500,000	2,493,115
3.75%, 08/15/2027	2,500,000	2,489,551
4.13%, 10/31/2027	2,500,000	2,498,779
3.88%, 12/31/2027	2,500,000	2,489,648
3.50%, 01/31/2028	2,000,000	1,979,531
2.75%, 02/15/2028	2,500,000	2,445,068
3.38%, 02/29/2028	4,000,000	3,950,469
3.50%, 04/30/2028	2,500,000	2,470,850
1.75%, 01/31/2029	11,500,000	10,824,375
2.38%, 03/31/2029	12,750,000	12,163,799
3.88%, 04/15/2029	10,000,000	9,925,391
3.63%, 08/31/2029	10,500,000	10,332,861
4.00%, 10/31/2029	3,750,000	3,729,785
3.88%, 07/31/2030	6,500,000	6,423,828
3.63%, 09/30/2030	9,000,000	8,802,422
3.75%, 12/31/2030	8,750,000	8,588,159
3.88%, 03/31/2031	9,750,000	9,612,891
3.75%, 08/31/2031	10,500,000	10,271,338
4.13%, 02/29/2032	4,550,000	4,522,984
3.88%, 12/31/2032	8,500,000	8,300,947
4.25%, 03/31/2033	10,000,000	9,970,313
3.38%, 05/15/2033	11,000,000	10,391,133
4.50%, 11/15/2033	9,375,000	9,470,215
3.88%, 08/15/2034	5,000,000	4,830,078
4.00%, 11/15/2035	4,100,000	3,966,750
4.38%, 05/15/2036	4,000,000	3,979,063
4.38%, 02/15/2038	7,350,000	7,290,568
TOTAL U.S. TREASURY SECURITIES (Cost $180,162,109)		179,207,228
COLLATERALIZED MORTGAGE OBLIGATIONS — 18.3%
Federal Home Loan Mortgage Corp.
Series 2764, Class ZJ, 6.00%, 03/15/2034	521,651	535,756
Series 2945, Class CZ, 5.00%, 03/15/2035	203,279	205,574
Series 3884, Class BL, 4.50%, 06/15/2041	44,924	44,182
Series 3980, Class TL, 3.00%, 09/15/2041	125,000	105,778
Series 4026, Class WP, 4.00%, 08/15/2041	53,774	53,512
Series 4077, Class BA, 2.00%, 05/15/2042	79,103	74,413
Series 4215, Class NA, 3.00%, 04/15/2042	131,324	128,917
Series 4346, Class NL, 3.50%, 07/15/2039	183,383	177,905

	Par	Value
Series 4446, Class CP, 2.25%, 03/15/2045	$129,246	$115,205
Series 4447, Class PA, 3.00%, 12/15/2044	237,132	224,838
Series 4651, Class HA, 3.00%, 10/15/2039	161,751	153,373
Series 4710, Class TA, 3.50%, 08/15/2047	420,752	382,708
Series 4743, Class P, 3.50%, 12/15/2047	431,788	390,093
Series 4775, Class MP, 3.00%, 02/15/2048	197,017	178,980
Series 4991, Class HE, 2.00%, 02/25/2044	242,631	230,585
Series 5036, Class A, 2.00%, 10/25/2044	834,231	765,311
Series 5063, Class JA, 2.00%, 05/25/2050	672,129	568,930
Series 5092, Class HE, 2.00%, 02/25/2051	200,780	168,264
Series 5116, Class PB, 2.25%, 02/25/2051	203,535	177,085
Series 5153, Class PA, 1.00%, 10/25/2051	235,909	194,799
Series 5158, Class KB, 1.25%, 01/25/2050	569,307	462,019
Series 5227, Class JW, 4.00%, 01/25/2049	590,398	570,051
Series 5238, Class B, 4.00%, 09/25/2049	799,117	772,599
Series 5378, Class EA, 5.00%, 09/25/2045	319,526	320,081
Series 5384, Class A, 5.00%, 09/25/2050	669,792	674,059
Series 5415, Class BW, 5.50%, 05/25/2054	840,000	839,309
Series 5460, Class VE, 4.50%, 03/25/2035	436,616	433,307
Series 5487, Class CA, 5.50%, 12/25/2051	213,501	213,669
Series 5534, Class AV, 5.00%, 04/25/2036	469,454	469,634
Series 5563, Class HG, 4.00%, 03/25/2050	1,452,365	1,403,957
Series 5574, Class A, 5.00%, 05/25/2053	345,395	344,737
Series 5647, Class PA, 4.50%, 04/25/2046	1,962,468	1,921,086
Series K119, Class A2, 1.57%, 09/25/2030	305,000	271,662
Series K146, Class A2, 2.92%, 06/25/2032	370,000	339,359
Series K-1515, Class A1, 1.43%, 03/25/2034	433,719	381,390
Federal National Mortgage Association
Series 2012-121, Class NA, 3.00%, 11/25/2042	173,703	165,975

The accompanying notes are an integral part of these financial statements.

7

RMB QUALITY INTERMEDIATE CORE FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)(Continued)

	Par	Value
COLLATERALIZED MORTGAGE OBLIGATIONS — (Continued)
Series 2012-145, Class HQ, 4.00%, 01/25/2033	$148,296	144,971
Series 2013-116, Class YG, 2.75%, 10/25/2043	402,680	366,552
Series 2013-130, Class A, 3.00%, 01/25/2044	285,421	264,669
Series 2013-86, Class LC, 3.00%, 02/25/2043	63,639	59,691
Series 2014-21, Class MA, 2.00%, 09/25/2041	98,151	95,132
Series 2014-28, Class BD, 3.50%, 08/25/2043	133,328	128,727
Series 2015-27, Class MW, 2.00%, 10/25/2044	76,236	73,157
Series 2017-106, Class PA, 3.00%, 07/25/2044	138,073	137,070
Series 2017-15, Class PE, 3.50%, 04/25/2046	20,944	20,070
Series 2017-84, Class NB, 3.00%, 03/25/2047	589,597	548,214
Series 2017-91, Class CG, 3.00%, 11/25/2047	410,597	361,842
Series 2018-47, Class VC, 3.00%, 12/25/2047	48,833	48,133
Series 2018-59, Class BM, 3.50%, 08/25/2048	287,677	271,942
Series 2019-80, Class PD, 3.25%, 02/25/2049	544,455	517,460
Series 2020-57, Class TA, 2.00%, 04/25/2050	181,150	159,941
Series 2022-12, Class DA, 3.00%, 06/25/2048	206,816	190,700
Series 2022-14, Class DA, 2.00%, 01/25/2041	196,577	182,927
Series 2022-22, Class HC, 2.50%, 03/25/2043	258,468	245,628
Series 2023-5, Class CD, 5.00%, 07/25/2045	133,709	133,887
Series 2025-78, Class BG, 4.50%, 05/25/2052	493,348	486,733
Series 2025-9, Class J, 4.00%, 06/25/2051	1,825,885	1,780,552
Government National Mortgage Association
Series 2005-54, Class JE, 5.00%, 07/20/2035	26,887	26,941
Series 2011-39, Class NE, 3.50%, 09/16/2039	35,657	34,718
Series 2012-102, Class PY, 2.00%, 08/20/2042	400,000	330,964
Series 2013-30, Class Z, 2.42%, 03/16/2055(a)(b)	419,200	253,184
Series 2014-12, Class ZB, 3.00%, 01/16/2044	293,528	268,641
Series 2014-182, Class BE, 2.50%, 01/20/2039	117,694	114,917

	Par	Value
Series 2016-4, Class MA, 3.00%, 01/20/2046	$514,063	$476,212
Series 2016-82, Class BA, 3.00%, 09/20/2045	2,633	2,617
Series 2017-133, Class BT, 3.00%, 09/16/2047	541,029	495,087
Series 2018-21, Class HQ, 3.00%, 10/20/2046	288,186	271,364
Series 2018-21, Class YA, 2.50%, 02/20/2048	346,263	296,633
Series 2018-32, Class DZ, 3.00%, 02/20/2048	507,021	448,593
Series 2018-44, Class P, 3.00%, 10/20/2047	189,565	182,408
Series 2019-121, Class DA, 2.50%, 11/20/2047	281,698	257,699
Series 2019-136, Class P, 1.50%, 10/20/2045	433,761	357,317
Series 2019-38, Class JG, 3.00%, 03/20/2049	1,131,228	1,002,422
Series 2019-69, Class PD, 2.50%, 01/20/2048	330,911	289,625
Series 2019-89, Class CA, 2.50%, 07/20/2049	156,171	134,752
Series 2019-96, Class KA, 3.50%, 08/20/2049	76,529	69,558
Series 2020-30, Class MA, 3.00%, 12/20/2049	83,353	74,979
Series 2020-78, Class HL, 1.00%, 06/16/2035	371,715	362,792
Series 2021-138, Class JE, 1.50%, 10/20/2050	595,429	514,170
Series 2021-177, Class CD, 1.25%, 10/20/2051	656,203	504,235
Series 2022-133, Class PA, 3.50%, 07/20/2052	552,301	533,910
Series 2022-205, Class A, 2.00%, 09/20/2051	273,845	217,688
Series 2023-152, Class GK, 5.50%, 04/20/2051	419,237	421,609
Series 2023-173, Class AT, 5.50%, 05/20/2051	197,122	197,317
Series 2023-32, Class GA, 5.00%, 08/20/2049	229,138	228,262
Series 2023-59, Class KA, 5.00%, 11/20/2041	124,953	124,597
Series 2023-84, Class KA, 5.50%, 06/20/2042	309,950	310,462
Series 2024-135, Class AC, 4.25%, 01/16/2050	281,307	278,544
Series 2024-144, Class MC, 4.50%, 07/20/2054	1,958,797	1,922,954
Series 2024-151, Class PL, 4.50%, 07/20/2054	753,000	682,064
Series 2024-45, Class BD, 2.00%, 03/20/2054	145,207	133,433
Series 2025-116, Class ML, 5.00%, 07/20/2055	1,602,650	1,569,376

The accompanying notes are an integral part of these financial statements.

8

RMB QUALITY INTERMEDIATE CORE FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)(Continued)

	Par	Value
COLLATERALIZED MORTGAGE OBLIGATIONS — (Continued)
Series 2025-134, Class QL, 5.00%, 08/20/2055	$2,762,271	$2,716,089
Series 2025-139, Class GT, 5.00%, 08/20/2055	655,049	644,793
Series 2025-155, Class PY, 4.50%, 09/20/2055	880,992	793,299
Series 2025-194, Class LM, 4.50%, 12/20/2051	2,679,341	2,574,009
Series 2025-207, Class A, 4.50%, 08/20/2052	2,226,123	2,199,137
Series 2025-25, Class HG, 5.25%, 01/20/2050	351,701	351,615
Series 2026-8, Class LA, 4.50%, 01/20/2056	1,737,489	1,692,644
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $45,533,500)		45,038,730
CORPORATE BONDS — 6.0%
Communication Services — 0.4%
AT&T, Inc., 2.30%, 06/01/2027	600,000	588,450
Verizon Communications, Inc., 2.55%, 03/21/2031	600,000	544,850
		1,133,300
Consumer Staples — 0.2%
Kellanova, 7.45%, 04/01/2031	400,000	447,013
Financials — 4.5%
American Express Co., 5.39% to 07/28/2026 then SOFR + 0.97%, 07/28/2027	700,000	700,461
Bank of America Corp., 2.57% to 10/20/2031 then SOFR + 1.21%, 10/20/2032	700,000	623,213
Bank of New York Mellon Corp., 5.06% to 07/22/2031 then SOFR + 1.23%, 07/22/2032	700,000	708,480
Blackstone Private Credit Fund
5.35%, 03/12/2031	1,000,000	961,893
6.00%, 01/29/2032	1,000,000	985,950
Capital One Financial Corp., 1.88% to 11/02/2026 then SOFR + 0.86%, 11/02/2027	700,000	693,588
Charles Schwab Corp., 5.64% to 05/19/2028 then SOFR + 2.21%, 05/19/2029	700,000	713,465
Citigroup, Inc., 3.67% to 07/24/2027 then 3 mo. Term SOFR + 1.65%, 07/24/2028	700,000	693,928
Goldman Sachs Group, Inc., 3.62% (SOFR + 1.85%), 03/15/2028	700,000	695,468
JPMorgan Chase & Co., 5.29% to 07/22/2034 then SOFR + 1.46%, 07/22/2035	700,000	707,553

	Par	Value
Morgan Stanley, 5.25% to 04/21/2033 then SOFR + 1.87%, 04/21/2034	$700,000	$704,606
Royal Bank of Canada, 4.65% to 10/18/2029 then SOFR + 1.08%, 10/18/2030	700,000	698,603
Truist Financial Corp., 5.07% to 05/20/2030 then SOFR + 1.31%, 05/20/2031	700,000	706,656
US Bancorp, 5.85% to 10/21/2032 then SOFR + 2.09%, 10/21/2033	700,000	730,827
Wells Fargo & Co., 5.24% to 01/24/2030 then SOFR + 1.11%, 01/24/2031	700,000	709,676
		11,034,367
Information Technology — 0.5%
International Business Machines Corp., 4.65%, 02/10/2028	600,000	601,598
Oracle Corp., 4.45%, 09/26/2030	600,000	579,407
		1,181,005
Utilities — 0.4%
Edison International, 4.13%, 03/15/2028	1,000,000	986,082
TOTAL CORPORATE BONDS (Cost $14,961,700)		14,781,767
MORTGAGE-BACKED SECURITIES — 1.0%
Federal Home Loan Mortgage Corp., Pool ZS8056, 4.00%, 07/01/2033	65,158	64,321
Federal National Mortgage Association
Pool BZ0039, 5.86%, 12/01/2033	400,000	425,392
Pool MA5538, 4.50%, 11/01/2044	341,538	336,634
Series 411, Class A3, 3.00%, 08/25/2042	479,734	439,932
Ginnie Mae I Pool, Pool 760067, 4.00%, 04/15/2041	31,694	30,057
Ginnie Mae II Pool
Pool 784589, 3.50%, 12/20/2047	130,320	115,550
Pool AU2016, 3.00%, 08/20/2046	10,621	9,468
Pool BT0810, 3.00%, 03/20/2050	28,891	25,270
Pool MA6080, 3.00%, 08/20/2049	164,056	144,169
Pool MA8268, 4.50%, 09/20/2052	771,854	748,354
TOTAL MORTGAGE-BACKED SECURITIES (Cost $2,369,072)		2,339,147

The accompanying notes are an integral part of these financial statements.

9

RMB QUALITY INTERMEDIATE CORE FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)(Continued)

	Shares	Value
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS — 1.4%
First American Government Obligations Fund - Class X, 3.57%(c)	3,437,448	$3,437,448
TOTAL MONEY MARKET FUNDS (Cost $3,437,448)		3,437,448
TOTAL INVESTMENTS — 99.6% (Cost $246,463,829)		$244,804,320
Other Assets in Excess of Liabilities — 0.4%		1,061,807
TOTAL NET ASSETS — 100.0%		$245,866,127

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
SOFR - Secured Overnight Financing Rate
(a)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of June 30, 2026.

(b)
This security accrues interest which is added to the outstanding principal balance. The interest payment will be deferred until all other tranches in the structure are paid off. The rate disclosed is as of June 30, 2026.

(c)	The rate shown represents the 7-day annualized yield as of June 30, 2026.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by Curi Capital, LLC.
The accompanying notes are an integral part of these financial statements.

10

RMB QUALITY INTERMEDIATE TAX-EXEMPT MUNICIPAL FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Par	Value
MUNICIPAL BONDS — 84.7%
Alabama — 1.2%
City of Andalusia AL, 4.00%, 10/01/2031	$150,000	$150,113
City of Birmingham Regional Water Works, 5.00%, 01/01/2027	150,000	151,691
City of Cullman AL, 4.00%, 04/01/2035	20,000	20,405
City of Huntsville AL, 3.00%, 11/01/2029	500,000	500,000
County of Colbert AL, 4.00%, 10/01/2032	5,000	5,216
County of Shelby AL, 3.75%, 08/15/2037	80,000	79,920
Douglas Water Authority, 3.00%, 07/01/2032	335,000	332,173
Hanceville Waterworks & Sewer Board, 4.00%, 06/01/2029	160,000	160,145
Orange Beach Water Sewer & Fire Protection Authority, 4.00%, 05/15/2030	255,000	266,140
		1,665,803
Alaska — 0.3%
State of Alaska, 5.00%, 08/01/2027	335,000	344,330
Arizona — 0.2%
City of Mesa AZ Utility System Revenue, 4.00%, 07/01/2037	115,000	115,022
Pima County Unified School District No 12 Sunnyside, 3.50%, 07/01/2034	100,000	100,025
		215,047
Arkansas — 0.8%
City of Hot Springs AR Waterworks Revenue, 4.00%, 10/01/2038	300,000	304,479
Farmington School District No 6, 3.00%, 02/01/2029	70,000	70,008
Little Rock School District, 3.00%, 02/01/2032	500,000	496,383
Lonoke County School District No 4 Cabot, 4.00%, 02/01/2037	115,000	115,809
Rogers School District No 30, 3.00%, 02/01/2031	35,000	35,002
		1,021,681
California — 0.4%
Arvin Union School District, 0.00%, 11/01/2041(a)	45,000	25,452
City & County of San Francisco CA, 3.00%, 06/15/2030	315,000	315,020
Galt Joint Union Elementary School District, 3.13%, 08/01/2032	5,000	5,001
Santa Monica-Malibu Unified School District, 4.00%, 08/01/2041	15,000	15,200

	Par	Value
University of California, 5.00%, 05/15/2029	$25,000	$25,535
Wasco Union Elementary School District, 4.00%, 08/01/2033	5,000	5,005
Yuba Community College District, 3.00%, 08/01/2031	105,000	105,058
		496,271
Colorado — 1.0%
Basalt & Rural Fire Protection District, 5.00%, 12/01/2035	45,000	50,559
City of Boulder CO Storm Water & Flood Management Revenue, 3.38%, 12/01/2033	90,000	90,001
South Adams County Water & Sanitation District, 3.38%, 12/01/2037	350,000	338,590
Strasburg School District No 31J, 4.00%, 12/01/2039	290,000	293,101
Wiggins School District No RE-50J Adams Morgan & Weld Counties, 4.00%, 12/01/2038	500,000	509,257
		1,281,508
Connecticut — 1.8%
State of Connecticut, 3.50%, 03/15/2035	405,000	405,034
State of Connecticut Special Tax Revenue
5.00%, 01/01/2029	100,000	103,634
5.00%, 01/01/2030	925,000	957,673
5.00%, 10/01/2032	760,000	797,002
Town of Putnam CT, 3.13%, 02/01/2034	200,000	199,477
University of Connecticut, 5.00%, 05/01/2029	5,000	5,332
		2,468,152
District of Columbia — 0.1%
District of Columbia, 5.00%, 02/01/2029	100,000	106,231
Florida — 4.9%
Central Florida Tourism Oversight District, 4.00%, 06/01/2032	800,000	806,060
City of Coral Springs FL, 5.00%, 09/01/2032	250,000	250,996
City of Eustis FL Water & Sewer Revenue, 3.38%, 10/01/2036	95,000	94,496
City of Gainesville FL Utilities System Revenue, 3.38%, 10/01/2034	445,000	445,016
City of Lakeland FL Department of Electric Utilities, 5.00%, 10/01/2028	20,000	21,072
City of Leesburg FL Utility System Revenue, 5.00%, 10/01/2032	100,000	100,594
City of Melbourne FL, 3.00%, 07/01/2034	600,000	578,015

The accompanying notes are an integral part of these financial statements.

11

RMB QUALITY INTERMEDIATE TAX-EXEMPT MUNICIPAL FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)(Continued)

	Par	Value
MUNICIPAL BONDS — (Continued)
Florida — (Continued)
City of Miami Beach FL Stormwater Revenue, 3.75%, 09/01/2036	$115,000	$115,024
City of Sarasota FL, 3.25%, 07/01/2033	125,000	125,016
City of St Petersburg FL Public Utility Revenue, 4.00%, 10/01/2039	150,000	151,414
County of Hillsborough FL Utility Revenue, 3.00%, 08/01/2030	290,000	289,594
County of Manatee FL, 4.00%, 10/01/2038	50,000	50,872
County of Miami-Dade FL, 3.50%, 07/01/2037	1,250,000	1,235,021
County of Orange FL Water Utility System Revenue, 3.00%, 10/01/2032	275,000	273,452
Florida Department of Environmental Protection, 5.00%, 07/01/2027	70,000	71,782
Orlando Utilities Commission, 5.00%, 10/01/2048	1,000,000	1,054,708
School Board of Miami-Dade County, 5.00%, 03/15/2030	20,000	21,697
State of Florida
5.00%, 06/01/2029	100,000	107,093
3.00%, 06/01/2030	200,000	199,791
3.00%, 06/01/2036	215,000	214,811
State of Florida Department of Transportation Turnpike System Revenue, 5.00%, 07/01/2028	65,000	68,228
Tohopekaliga Water Authority, 4.00%, 10/01/2036	215,000	215,124
		6,489,876
Georgia — 0.5%
Columbia County Public Facilities Authority, 5.00%, 04/01/2027	30,000	30,560
Forsyth County Water & Sewerage Authority, 5.00%, 04/01/2028	65,000	67,914
Metropolitan Atlanta Rapid Transit Authority, 5.00%, 07/01/2028	250,000	250,000
Monroe County School District, 5.00%, 02/01/2027	65,000	65,903
Sandy Springs Public Facilities Authority, 5.00%, 05/01/2027	285,000	291,152
		705,529
Illinois — 2.4%
Adams County School District No 172, 3.63%, 02/01/2037	100,000	98,613
Central Lake County Joint Action Water Agency, 4.00%, 05/01/2030	75,000	75,045
City of Aurora IL, 3.75%, 12/30/2035	445,000	445,092

	Par	Value
City of O’Fallon IL, 3.50%, 12/01/2034	$190,000	$190,146
Cook County Community Consolidated School District No 15 Palatine, 5.00%, 12/01/2028	60,000	63,180
Cook Kane Lake & McHenry Counties Community College District No 512, 4.00%, 12/15/2026	55,000	55,271
DuPage County Community Unit School District No 202 Lisle, 4.00%, 12/30/2028	405,000	407,891
Illinois Housing Development Authority, 3.13%, 10/01/2031	245,000	243,208
Illinois State Toll Highway Authority, 4.00%, 12/01/2031	200,000	200,131
La Salle & Bureau Counties Township High School District No 120 LaSalle-Peru, 4.00%, 12/01/2030	540,000	541,635
Peoria City School District No 150, 3.63%, 01/01/2034	20,000	20,006
Village of Cary IL, 3.00%, 12/15/2050	505,000	372,608
Village of Hampshire IL, 5.00%, 12/15/2026	180,000	181,680
Village of Mount Prospect IL, 3.75%, 12/01/2037	30,000	30,062
Village of Plainfield IL Water & Sewer System Revenue, 5.00%, 05/01/2033	20,000	22,362
Williamson County Community Unit School District No 5 Carterville, 3.75%, 01/01/2039	220,000	219,528
		3,166,458
Indiana — 5.1%
Argos Community Schools Building Corp., 5.00%, 07/15/2039	50,000	53,462
Beech Grove Central School Building Corp., 5.00%, 07/15/2027	205,000	210,438
Benton School Improvement Building Corp.
5.00%, 07/15/2029	80,000	85,058
5.00%, 01/15/2030	80,000	85,759
5.00%, 07/15/2030	85,000	91,825
5.00%, 01/15/2031	85,000	92,514
5.00%, 07/15/2031	90,000	98,606
5.00%, 01/15/2032	90,000	99,261
5.00%, 07/15/2032	90,000	99,832
5.00%, 01/15/2033	95,000	106,021
5.00%, 07/15/2035	110,000	125,392
4.00%, 07/15/2040	205,000	209,111
Boone Township School Building Corp., 4.00%, 07/15/2038	370,000	371,512

The accompanying notes are an integral part of these financial statements.

12

RMB QUALITY INTERMEDIATE TAX-EXEMPT MUNICIPAL FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)(Continued)

	Par	Value
MUNICIPAL BONDS — (Continued)
Indiana — (Continued)
Center Grove Community School Corp., 5.00%, 07/01/2026	$250,000	$250,000
Central Noble Community School Corp.
4.00%, 07/15/2029	45,000	46,276
4.00%, 01/15/2030	50,000	51,567
4.00%, 07/15/2030	50,000	51,673
4.00%, 01/15/2031	50,000	51,904
City of Bloomington IN, 3.75%, 08/15/2036	5,000	5,014
City of Fort Wayne IN Storm Water District Revenue, 4.00%, 08/01/2039	290,000	291,841
City of West Lafayette IN Sewer Revenue
5.00%, 07/01/2035	100,000	113,975
5.00%, 07/01/2036	100,000	113,249
Crown Point Multi School Building Corp., 5.00%, 07/15/2034	100,000	108,428
East Washington Multi School Building Corp., 4.00%, 07/15/2036	10,000	10,174
Elkhart Community Schools Building Corp., 3.75%, 01/15/2038	35,000	35,035
Franklin Township-Marion County Multiple School Building Corp., 5.00%, 07/15/2039	180,000	198,387
Fremont Community Schools, 0.05%, 01/15/2036	280,000	197,139
Hamilton Heights School Building Corp., 4.00%, 01/15/2027	10,000	10,061
Huntington Redevelopment Authority, 5.00%, 08/01/2039	580,000	639,216
Indiana Finance Authority, 3.25%, 10/01/2031 (Obligor: Cwa Authority Inc)	480,000	480,113
Indiana Municipal Power Agency, 5.00%, 01/01/2029	135,000	135,000
Jay Schools Building Corp., 4.00%, 07/15/2042	415,000	415,724
Lawrence Township School Building Corp., 5.00%, 07/15/2040	125,000	136,238
Madison Consolidated School Building Corp., 5.00%, 01/15/2033	105,000	117,247
Rochester Community School Corp.
5.00%, 07/15/2027	85,000	86,823
4.00%, 01/15/2034	135,000	141,091
4.00%, 07/15/2034	70,000	73,182
4.00%, 01/15/2035	70,000	73,023
Tipton Community School Corp.
4.00%, 07/15/2026	40,000	40,013
4.00%, 01/15/2027	85,000	85,476

	Par	Value
Town of Brownsburg IN, 3.00%, 07/01/2026	$100,000	$100,000
Town of Cicero IN, 5.00%, 07/01/2039	250,000	277,812
Town of Munster IN Waterworks Revenue
6.00%, 01/01/2033	425,000	496,837
4.00%, 07/01/2038	110,000	111,232
Westfield-Washington Multi-School Building Corp., 5.25%, 07/15/2037	110,000	124,737
		6,797,278
Iowa — 1.9%
City of Manchester IA, 4.00%, 06/01/2035	165,000	170,733
City of Sioux Center IA, 4.00%, 06/01/2033	105,000	110,126
Clear Creek-Amana Community School District
6.00%, 06/01/2031	310,000	352,278
6.00%, 06/01/2032	350,000	405,294
County of Mitchell IA, 4.00%, 06/01/2027	375,000	377,571
County of Pocahontas IA, 4.00%, 06/01/2035	35,000	36,095
East Marshall Community School District, 4.00%, 06/01/2036	240,000	245,612
Garner-Hayfield-Ventura Community School District
5.00%, 06/01/2036	235,000	260,448
4.00%, 06/01/2038	300,000	305,429
GMG Community School District, 5.00%, 06/01/2034	95,000	106,668
Southeast Polk Community School District, 5.00%, 05/01/2032	10,000	10,883
Underwood Community School District, 5.00%, 06/01/2033	10,000	11,211
Winterset Community School District, 3.00%, 05/01/2027	200,000	200,024
		2,592,372
Kansas — 1.4%
City of Derby KS, 3.20%, 12/01/2035	75,000	73,600
City of Maize KS, 4.00%, 10/01/2038	100,000	101,562
City of Olathe KS, 5.00%, 10/01/2027	1,015,000	1,046,877
City of Olathe KS Water & Sewer System Revenue, 5.00%, 07/01/2036	285,000	314,155
City of Shawnee KS, 4.00%, 12/01/2027	30,000	30,667
City of Spring Hill KS, 4.00%, 09/01/2031	20,000	20,865
Kansas Development Finance Authority, 5.00%, 05/01/2029 (Obligor: University Of Kansas)	50,000	53,247

The accompanying notes are an integral part of these financial statements.

13

RMB QUALITY INTERMEDIATE TAX-EXEMPT MUNICIPAL FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)(Continued)

	Par	Value
MUNICIPAL BONDS — (Continued)
Kansas — (Continued)
Riley County Unified School District No 383 Manhattan-Ogden, 5.00%, 09/01/2027	$30,000	$30,109
Saline Dickinson & McPherson Counties Unified School District No 306, 3.00%, 09/01/2027	65,000	64,954
Sedgwick County Unified School District No 260 Derby, 4.00%, 10/01/2038	120,000	120,069
		1,856,105
Kentucky — 3.1%
Barbourville Independent School District Finance Corp.
4.00%, 10/01/2033	115,000	119,455
4.00%, 10/01/2037	130,000	132,359
Barren County School District Finance Corp., 3.50%, 04/01/2034	5,000	5,001
City of Ashland KY Water & Sewer System Revenue, 3.25%, 04/01/2031	220,000	219,561
City of Georgetown KY Water & Sewer Revenue, 5.00%, 12/01/2039	500,000	560,372
City of Henderson KY, 3.00%, 04/01/2027	205,000	205,557
Hart County School District Finance Corp., 3.25%, 05/01/2032	240,000	240,163
Jefferson County School District Finance Corp., 3.75%, 10/01/2038	45,000	45,002
Johnson County School District Finance Corp., 4.00%, 09/01/2032	140,000	146,808
Kentucky Bond Corp.
3.00%, 02/01/2032	250,000	243,103
3.00%, 02/01/2033	100,000	96,453
4.13%, 02/01/2037	250,000	254,528
Lewis County School District Finance Corp., 3.25%, 09/01/2035	25,000	24,803
Louisville Water Co., 3.00%, 11/15/2028	755,000	755,059
Metcalfe County School District Finance Corp., 3.00%, 12/01/2030	25,000	25,001
Nicholas County School District Finance Corp., 3.00%, 02/01/2034	180,000	177,376
Owen County School District Finance Corp., 3.50%, 05/01/2037	230,000	230,138
Perry County School District Finance Corp., 3.00%, 02/01/2029	40,000	40,004

	Par	Value
Pulaski County School District Finance Corp., 4.25%, 06/01/2039	$400,000	$410,719
Shelby County Public School District, 4.00%, 11/01/2040	65,000	65,716
Simpson County School District Finance Corp., 3.05%, 08/01/2028	25,000	25,004
Wayne County School District Finance Corp., 3.75%, 08/01/2038	160,000	159,943
		4,182,125
Louisiana — 1.0%
Calcasieu Parish School District No 23, 4.00%, 09/01/2039	700,000	701,635
City of Lafayette LA Sales & Use Tax Revenue, 3.75%, 05/01/2027	50,000	50,031
Louisiana Local Government Environmental Facilities & Community Development Auth, 5.00%, 10/01/2026 (Obligor: La Cmnty & Tech Clg Sys)	10,000	10,053
Parish of East Baton Rouge Capital Improvements District, 5.00%, 08/01/2029	125,000	133,926
Parish of Rapides LA, 3.00%, 03/01/2027	50,000	49,937
St Charles Parish School District No 1, 3.50%, 03/01/2035	225,000	225,021
St John the Baptist Parish School District No 1
3.13%, 03/01/2028	70,000	70,001
3.63%, 03/01/2033	50,000	50,017
Union Parish Consolidated School District No 1, 4.00%, 03/01/2027	50,000	50,055
		1,340,676
Maine — 0.3%
City of Auburn ME, 4.00%, 09/01/2041	250,000	255,606
City of Biddeford ME, 5.00%, 10/01/2031	110,000	118,463
		374,069
Maryland — 0.2%
State of Maryland, 3.00%, 03/01/2030	160,000	159,987
Washington Suburban Sanitary Commission, 3.00%, 06/01/2029	100,000	100,130
		260,117
Massachusetts — 3.1%
City of Beverly MA, 3.00%, 04/15/2031	185,000	185,002
City of Boston MA, 3.00%, 04/01/2027	300,000	300,057

The accompanying notes are an integral part of these financial statements.

14

RMB QUALITY INTERMEDIATE TAX-EXEMPT MUNICIPAL FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)(Continued)

	Par	Value
MUNICIPAL BONDS — (Continued)
Massachusetts — (Continued)
City of Lawrence MA, 4.00%, 06/01/2043	$150,000	$150,362
City of Springfield MA, 4.00%, 03/01/2041	710,000	717,833
Commonwealth of Massachusetts
4.00%, 02/01/2039	1,520,000	1,556,853
4.00%, 09/01/2039	200,000	200,009
Massachusetts State College Building Authority, 3.00%, 05/01/2032	245,000	245,120
Town of Auburn MA, 3.00%, 09/15/2029	100,000	100,001
Town of Duxbury MA, 3.00%, 09/01/2033	400,000	400,006
Town of Falmouth MA, 3.25%, 10/01/2038	50,000	50,245
Town of Hingham MA, 5.00%, 02/01/2030	5,000	5,455
Town of Scituate MA, 5.00%, 12/01/2026	15,000	15,163
Town of Somerset MA, 4.00%, 04/01/2043	235,000	236,370
		4,162,476
Michigan — 5.2%
Anchor Bay School District, 4.50%, 05/01/2043	255,000	265,198
Avondale School District, 3.50%, 11/01/2037	45,000	45,164
Benzie County Central Schools, 4.00%, 05/01/2035	5,000	5,166
City of Alpena MI
5.00%, 10/01/2031	145,000	160,173
5.00%, 10/01/2034	85,000	96,627
5.00%, 10/01/2036	25,000	28,440
4.00%, 10/01/2039	20,000	20,563
4.00%, 10/01/2040	300,000	311,029
City of Kalamazoo MI Wastewater System Revenue, 5.00%, 10/01/2040	420,000	464,753
City of Tecumseh MI
4.00%, 10/01/2038	295,000	310,752
4.00%, 10/01/2039	310,000	321,195
Clinton-Macomb Public Library, 3.30%, 04/01/2032	150,000	150,006
DeTour Area Schools, 4.00%, 05/01/2033	50,000	51,951
Grand Rapids & Kent County Joint Building Authority, 0.00%, 12/01/2028(a)	360,000	336,136
Gwinn Area Community School District, 3.00%, 05/01/2030	440,000	438,869
Hancock Public Schools, 5.00%, 05/01/2033	500,000	561,358

	Par	Value
Hart Public Schools/MI, 5.00%, 05/01/2041	$345,000	$381,846
Hudson Area Schools, 4.00%, 05/01/2039	215,000	217,774
Laingsburg Community School District, 4.00%, 05/01/2029	250,000	250,271
Marquette County Public School District No 1 Ishpeming, 4.00%, 05/01/2033	170,000	180,538
Memphis Community Schools, 4.00%, 05/01/2036	110,000	116,391
Morenci Area Schools, 5.25%, 05/01/2034	100,000	115,198
Niles Community Schools/MI, 3.25%, 05/01/2029	60,000	60,021
Onekama Consolidated Schools, 4.00%, 05/01/2029	445,000	445,243
Parchment School District, 3.38%, 05/01/2036	220,000	220,011
Perry Public Schools, 4.00%, 05/01/2030	100,000	100,089
Plymouth-Canton Community School District, 3.00%, 05/01/2028	85,000	85,020
Rapid River Public Schools, 5.00%, 05/01/2028	130,000	135,005
Rochester Community School District, 3.00%, 05/01/2030	500,000	501,056
St Clair County Regional Educational Service Agency, 5.00%, 05/01/2030	215,000	231,673
Thornapple Kellogg School District, 4.00%, 05/01/2028	250,000	250,300
		6,857,816
Minnesota — 4.7%
City of Buffalo MN, 3.00%, 06/01/2031	400,000	400,059
City of Burnsville MN, 3.00%, 12/20/2033	5,000	4,992
City of Chanhassen MN, 3.00%, 02/01/2028	10,000	10,002
City of Circle Pines MN, 5.00%, 02/01/2035	40,000	46,225
City of Delano MN, 3.25%, 02/01/2032	30,000	30,006
City of Lino Lakes MN, 3.00%, 02/01/2031	360,000	358,504
City of Sanborn MN, 3.50%, 06/01/2029	500,000	504,714
City of Willmar MN, 3.00%, 02/01/2031	40,000	39,943
County of Blue Earth MN, 5.00%, 12/01/2033	1,070,000	1,221,106
County of Clay MN, 4.00%, 02/01/2035	700,000	734,143
County of Jackson MN, 4.00%, 02/01/2036	15,000	15,386

The accompanying notes are an integral part of these financial statements.

15

RMB QUALITY INTERMEDIATE TAX-EXEMPT MUNICIPAL FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)(Continued)

	Par	Value
MUNICIPAL BONDS — (Continued)
Minnesota — (Continued)
County of Ramsey MN, 3.00%, 02/01/2028	$30,000	$30,005
County of St Louis MN, 5.00%, 12/01/2036	150,000	172,756
County of Stevens MN, 4.00%, 12/01/2033	10,000	10,444
Delano Independent School District No 879, 3.05%, 02/01/2031	295,000	293,900
Duluth Independent School District No 709, 4.00%, 09/30/2026	2,000,000	2,003,847
Hinckley-Finlayson Independent School District No 2165/MN, 3.00%, 02/01/2028	250,000	249,823
Luverne Independent School District No 2184, 3.13%, 02/01/2036	15,000	14,642
Metropolitan Council, 3.00%, 03/01/2033	60,000	59,596
Spring Lake Park Independent School District No 16, 3.00%, 02/01/2029	40,000	40,000
		6,240,093
Mississippi — 0.2%
University of Southern Mississippi, 3.00%, 03/01/2029	250,000	249,998
Missouri — 0.7%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, 5.00%, 10/01/2027	130,000	133,515
City of Columbia MO, 5.00%, 10/01/2027	50,000	51,489
City of Independence MO
5.00%, 03/01/2027	20,000	20,315
5.00%, 03/01/2028	80,000	83,088
5.00%, 03/01/2030	10,000	10,808
Kansas City School District/MO, 5.00%, 03/01/2038	20,000	22,492
Lincoln County Fire Protection District No 1, 5.00%, 03/01/2032	10,000	10,985
Little Blue Valley Sewer District, 3.13%, 09/01/2031	100,000	99,745
Meadville Reorganized School District No R-4 Linn, 5.00%, 03/01/2037	50,000	50,674
Newton County Reorganized School District No R-6, 5.00%, 03/01/2028	175,000	181,202
Vernon County Reorganized School District No R-5 Nevada, 3.00%, 03/01/2032	350,000	342,214
		1,006,527

	Par	Value
Montana — 0.3%
City of Billings MT, 4.00%, 07/01/2028	$210,000	$210,074
Gallatin County High School District No 7 Bozeman, 4.00%, 06/01/2029	20,000	20,234
Montana Board of Housing, 2.05%, 12/01/2035	190,000	165,111
		395,419
Nebraska — 2.7%
Cass County School District No 56 Conestoga, 4.00%, 12/15/2039	500,000	501,526
City of Gretna NE, 4.38%, 12/15/2041	1,100,000	1,114,318
City of Omaha NE, 4.00%, 04/15/2028	15,000	15,151
Cornhusker Public Power District/NE, 4.00%, 07/01/2032	500,000	517,928
County of Johnson NE, 5.00%, 06/15/2036	160,000	171,236
Douglas County School District No 59, 4.00%, 12/15/2031	40,000	40,041
Fremont School District, 4.00%, 12/15/2039	500,000	504,585
Omaha-Douglas Public Building Commission, 4.00%, 05/01/2043	500,000	497,649
York School District, 5.00%, 12/15/2031	135,000	146,003
York School District/NE, 5.00%, 12/15/2032	100,000	108,613
		3,617,050
Nevada — 0.1%
County of Clark NV, 3.00%, 11/01/2033	80,000	79,689
New Hampshire — 0.6%
City of Dover NH, 3.00%, 06/15/2038	515,000	460,153
New Hampshire Municipal Bond Bank, 3.00%, 08/15/2034	220,000	217,645
State of New Hampshire, 5.00%, 04/01/2037	115,000	129,867
		807,665
New Jersey — 2.8%
City of New Brunswick NJ, 3.00%, 02/15/2030	35,000	35,005
County of Bergen NJ, 3.00%, 07/15/2031	200,000	199,382
Fredon Township Board of Education, 3.25%, 07/15/2033	650,000	645,713
Kingsway Regional School District, 3.00%, 01/15/2028	40,000	40,006

The accompanying notes are an integral part of these financial statements.

16

RMB QUALITY INTERMEDIATE TAX-EXEMPT MUNICIPAL FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)(Continued)

	Par	Value
MUNICIPAL BONDS — (Continued)
New Jersey — (Continued)
Mahwah Township School District, 1.50%, 07/15/2032	$1,000,000	$908,478
New Jersey Health Care Facilities Financing Authority, 4.00%, 07/01/2036 (Obligor: Rwj Barnabas Health Obliga)	5,000	5,000
Passaic County Utilities Authority, 3.00%, 03/01/2030	125,000	125,016
Township of Berkeley NJ, 3.00%, 05/15/2029	100,000	100,027
Township of Clinton NJ, 3.00%, 01/15/2030	5,000	5,001
Township of Dennis NJ
4.00%, 09/15/2033	300,000	323,438
4.00%, 09/15/2034	600,000	640,034
Township of Lakewood NJ, 3.38%, 11/01/2031	655,000	653,369
Township of Verona NJ, 3.00%, 02/15/2030	20,000	20,004
		3,700,473
New Mexico — 0.3%
City of Albuquerque NM, 3.00%, 07/01/2030	30,000	30,007
New Mexico Mortgage Finance Authority, 3.70%, 07/01/2038	420,000	413,721
		443,728
New York — 2.8%
Central Square Central School District, 4.00%, 10/01/2030	385,000	391,721
City of New York NY, 5.00%, 04/01/2038	525,000	573,656
County of Sullivan NY, 3.00%, 11/15/2033	580,000	568,039
Guilderland Central School District
3.00%, 06/15/2028	100,000	100,017
3.00%, 06/15/2030	100,000	100,011
Nanuet Union Free School District, 4.00%, 12/01/2038	5,000	5,185
New York City Transitional Finance Authority Building Aid Revenue, 4.00%, 07/15/2042	85,000	82,868
New York City Transitional Finance Authority Future Tax Secured Revenue
5.00%, 08/01/2029	100,000	106,804
5.00%, 11/01/2030	95,000	103,639
4.50%, 11/01/2039	900,000	934,154
4.00%, 11/01/2040	25,000	24,957
New York State Housing Finance Agency, 4.50%, 11/01/2045	250,000	251,965
Orchard Park Central School District, 5.00%, 09/01/2030	260,000	274,910
Town of Islip NY, 3.00%, 05/01/2031	195,000	195,152

	Par	Value
Union Springs Central School District, 3.00%, 06/15/2028	$10,000	$10,002
Village of Williston Park NY, 3.00%, 08/15/2027	10,000	10,002
		3,733,082
North Carolina — 1.2%
City of Durham NC Water & Sewer Utility System Revenue, 4.00%, 08/01/2034	750,000	750,772
City of Winston-Salem NC Water & Sewer System Revenue, 4.00%, 06/01/2044	330,000	332,555
County of Guilford NC
3.00%, 02/01/2027	25,000	25,004
5.00%, 03/01/2030	30,000	32,631
Greenville Utilities Commission, 5.00%, 09/01/2029	150,000	160,875
North Carolina Housing Finance Agency, 4.00%, 07/01/2039	310,000	309,486
		1,611,323
North Dakota — 0.5%
City of West Fargo ND, 5.00%, 05/01/2031	175,000	182,317
Minot Public School District No 1, 4.00%, 08/01/2032	500,000	518,989
		701,306
Ohio — 4.0%
City of Cincinnati OH
3.00%, 12/01/2028	250,000	250,030
4.00%, 12/01/2030	375,000	381,103
City of Dayton OH Water System Revenue, 5.50%, 12/01/2040	250,000	270,446
City of Monroe OH, 4.00%, 11/17/2026	450,000	451,610
City of Sidney OH
4.00%, 12/01/2030	40,000	41,958
4.00%, 12/01/2031	150,000	156,947
5.00%, 12/01/2043	125,000	131,242
City of Zanesville OH
4.00%, 12/01/2038	300,000	313,512
4.00%, 12/01/2040	55,000	56,738
Columbus City School District, 4.00%, 12/01/2038	55,000	55,069
County of Clark OH, 3.63%, 12/01/2038	75,000	74,442
County of Lucas OH, 3.00%, 10/01/2028	135,000	135,121
East Knox Local School District, 3.25%, 12/01/2027	325,000	325,064
Edison Local School District/Jefferson County, 3.00%, 12/01/2029	25,000	25,022
Forest Hills Local School District, 3.50%, 12/01/2031	135,000	135,039

The accompanying notes are an integral part of these financial statements.

17

RMB QUALITY INTERMEDIATE TAX-EXEMPT MUNICIPAL FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)(Continued)

	Par	Value
MUNICIPAL BONDS — (Continued)
Ohio — (Continued)
Hardin & Houston Local School District, 4.00%, 12/01/2035	$110,000	$110,037
Jackson Center Local School District, 3.50%, 12/01/2030	200,000	200,063
Northeast Ohio Regional Sewer District, 4.00%, 11/15/2037	500,000	504,349
Ohio Water Development Authority, 5.00%, 06/01/2029	100,000	101,007
Ohio Water Development Authority Water Pollution Control Loan Fund, 5.00%, 12/01/2032	600,000	679,184
Rossford Exempted Village School District, 3.75%, 12/01/2042	245,000	239,937
State of Ohio
5.00%, 03/01/2028	250,000	260,858
5.00%, 06/15/2029	165,000	176,739
5.00%, 04/01/2035	40,000	46,175
Warren City School District, 4.00%, 12/01/2030	150,000	150,672
		5,272,364
Oklahoma — 2.4%
City of Broken Arrow OK
3.00%, 01/01/2029	65,000	65,014
5.00%, 11/01/2035	20,000	22,378
City of Norman OK, 3.00%, 12/01/2031	100,000	99,022
City of Tulsa OK
4.00%, 11/01/2029	1,000,000	1,040,933
4.00%, 11/01/2036	420,000	434,304
Oklahoma Agricultural & Mechanical Colleges, 2.75%, 07/01/2032	180,000	176,233
Oklahoma Housing Finance Agency, 3.35%, 03/01/2033	690,000	691,665
Oklahoma Water Resources Board, 4.00%, 10/01/2038	60,000	60,065
Tulsa Public Facilities Authority
3.00%, 06/01/2029	310,000	309,991
4.00%, 03/01/2041	250,000	252,669
		3,152,274
Oregon — 0.3%
City of Medford OR, 4.00%, 06/01/2038	200,000	204,762
City of Portland OR Water System Revenue, 4.00%, 04/01/2032	250,000	250,053
		454,815
Pennsylvania — 1.7%
Big Spring School District, 3.13%, 02/15/2028	100,000	100,026
Chambersburg Area School District, 3.63%, 03/01/2033	25,000	25,007
Cheltenham Township School District, 2.00%, 02/15/2031	15,000	13,977

	Par	Value
Commonwealth of Pennsylvania, 3.00%, 09/15/2033	$100,000	$97,298
County of Franklin PA, 3.50%, 11/01/2038	235,000	231,132
Dover Township Sewer Authority, 4.00%, 05/01/2037	650,000	661,974
Greater Hazleton Joint Sewer Authority, 4.00%, 05/15/2028	20,000	20,538
Hamburg Area School District, 3.00%, 04/01/2028	100,000	100,016
Mars Area School District, 3.50%, 03/01/2038	185,000	179,481
Norwin School District
6.00%, 03/01/2031	5,000	5,548
6.00%, 03/01/2032	5,000	5,666
6.00%, 03/01/2033	5,000	5,792
4.00%, 03/01/2034	5,000	5,125
4.00%, 03/01/2035	5,000	5,061
Pennsylvania Turnpike Commission, 4.00%, 06/01/2038	180,000	180,804
Township of Derry PA, 3.00%, 12/15/2028	155,000	155,019
Wilkinsburg School District, 3.00%, 05/15/2029	30,000	30,000
Wilson School District
5.00%, 05/15/2037	200,000	221,640
5.00%, 05/15/2042	250,000	270,252
		2,314,356
Rhode Island — 0.3%
Rhode Island Commerce Corp., 5.00%, 06/15/2029	135,000	135,257
Rhode Island Infrastructure Bank, 5.00%, 10/01/2030	175,000	188,198
Town of Bristol RI, 5.00%, 07/01/2033	100,000	114,029
		437,484
South Carolina — 0.6%
Anderson County School District No 4, 5.00%, 03/01/2039	300,000	338,560
City of North Charleston SC, 3.00%, 06/01/2027	20,000	20,000
Clemson University, 3.10%, 05/01/2030	50,000	50,002
Commission of Public Works City of Greer, 5.00%, 09/01/2036	25,000	28,204
County of Greenwood SC, 5.00%, 10/01/2026 (Obligor: Self Regional Healthcare)	30,000	30,147
County of Horry SC, 3.00%, 03/01/2032	50,000	49,860
County of Pickens SC, 3.00%, 06/01/2033	55,000	54,304
County of Richland SC, 4.00%, 03/01/2028	45,000	46,164

The accompanying notes are an integral part of these financial statements.

18

RMB QUALITY INTERMEDIATE TAX-EXEMPT MUNICIPAL FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)(Continued)

	Par	Value
MUNICIPAL BONDS — (Continued)
South Carolina — (Continued)
Irmo-Chapin Recreational District, 3.00%, 03/01/2029	$35,000	$34,980
Lexington County School District No 2, 3.00%, 03/01/2034	75,000	73,681
State of South Carolina, 5.00%, 04/01/2031	45,000	49,891
		775,793
South Dakota — 0.0%(b)
Harrisburg School District No 41-2, 5.00%, 02/01/2028	15,000	15,563
Tennessee — 3.3%
City of Crossville TN, 2.00%, 06/01/2035	510,000	432,477
City of Dayton TN, 4.00%, 06/01/2032	105,000	109,069
City of Knoxville TN Electric System Revenue
3.00%, 07/01/2028	100,000	100,001
3.25%, 07/01/2036	115,000	112,426
City of La Vergne TN, 5.00%, 04/01/2035	175,000	202,016
City of Lexington TN Electric Revenue
5.00%, 08/01/2026	60,000	60,098
5.00%, 08/01/2027	65,000	66,571
City of Memphis TN, 5.00%, 12/01/2030	15,000	16,464
City of Memphis TN Memphis Light Gas & Water Division Gas Revenue, 5.00%, 12/01/2028	70,000	70,702
City of Murfreesboro TN, 3.05%, 06/01/2031	935,000	933,904
City of Springfield TN, 3.25%, 06/01/2036	55,000	53,809
County of Unicoi TN, 4.00%, 07/01/2035	1,000,000	1,018,118
County of Williamson TN, 4.00%, 04/01/2030	10,000	10,096
State of Tennessee, 5.00%, 05/01/2036	1,100,000	1,240,553
		4,426,304
Texas — 9.6%
Anderson-Shiro Consolidated Independent School District, 3.00%, 02/15/2032	370,000	365,715
Arlington Independent School District, 5.00%, 02/15/2028	50,000	52,083
Bonham Independent School District, 4.00%, 02/15/2053	5,000	5,349
Buena Vista-Bethel Special Utiltiy District
6.50%, 12/15/2028	235,000	254,702
6.50%, 12/15/2032	150,000	174,074

	Par	Value
City of Allen TX, 3.00%, 08/15/2027	$290,000	$290,048
City of Austin TX
5.00%, 09/01/2038	750,000	836,011
5.00%, 09/01/2039	465,000	521,886
5.00%, 09/01/2043	90,000	99,558
City of Balch Springs TX, 5.00%, 09/01/2033	80,000	89,129
City of Bellmead TX, 3.25%, 03/01/2030	220,000	220,027
City of Corpus Christi TX Utility System Revenue, 5.00%, 07/15/2044	125,000	132,224
City of Corsicana TX, 4.00%, 02/15/2041	300,000	302,343
City of Crowley TX, 3.50%, 08/01/2037	50,000	49,244
City of Del Rio TX, 3.00%, 06/01/2029	100,000	100,016
City of Denton TX, 3.50%, 02/15/2036	250,000	250,052
City of Houston TX Combined Utility System Revenue, 4.00%, 11/15/2032	145,000	145,063
City of Hutto TX, 5.00%, 08/01/2030	220,000	238,819
City of Irving TX Waterworks & Sewer System Revenue, 3.00%, 08/15/2033	50,000	49,381
City of Keller TX, 3.00%, 02/15/2029	200,000	200,026
City of Laredo TX, 4.00%, 02/15/2036	500,000	500,164
City of McKinney TX, 5.00%, 08/15/2035	20,000	22,766
City of Melissa TX
4.00%, 02/15/2033	500,000	500,281
4.00%, 02/15/2035	5,000	5,002
City of Murphy TX, 3.50%, 02/15/2038	95,000	93,249
City of Plano TX, 3.00%, 09/01/2032	200,000	199,409
City of Pleasanton TX, 4.00%, 08/01/2039	175,000	179,347
City of Portland TX, 4.00%, 08/15/2042	250,000	245,269
City of Waxahachie TX, 4.00%, 08/01/2031	255,000	255,203
Coolidge Independent School District, 5.00%, 02/15/2035	360,000	403,794
County of Bexar TX, 3.00%, 06/15/2029	250,000	250,030
County of Blanco TX, 5.00%, 08/01/2034	10,000	10,980
County of Caldwell TX, 3.25%, 02/01/2028	570,000	566,927
County of Chambers TX, 4.13%, 03/01/2042	415,000	417,558

The accompanying notes are an integral part of these financial statements.

19

RMB QUALITY INTERMEDIATE TAX-EXEMPT MUNICIPAL FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)(Continued)

	Par	Value
MUNICIPAL BONDS — (Continued)
Texas — (Continued)
County of Williamson TX, 3.00%, 02/15/2034	$340,000	$330,385
Dallas Area Rapid Transit, 4.00%, 12/01/2037	300,000	300,251
Dallas Fort Worth International Airport, 5.00%, 11/01/2039	5,000	5,550
Dallas Independent School District, 5.00%, 02/15/2027	75,000	76,132
East Montgomery County Municipal Utility District No 4, 6.50%, 04/01/2029	250,000	273,244
Galveston Independent School District, 5.00%, 02/01/2029	85,000	90,187
Grand Prairie Independent School District, 3.00%, 02/15/2029	290,000	290,083
Houston Independent School District, 5.00%, 02/15/2033	40,000	45,320
La Porte Independent School District, 3.00%, 02/15/2028	50,000	50,009
Lewisville Independent School District, 4.00%, 08/15/2038	300,000	302,298
Longview Independent School District, 5.00%, 02/15/2027	90,000	91,352
Lovejoy Independent School District, 3.00%, 02/15/2029	50,000	50,012
Montgomery County Municipal Utility District No 142, 6.00%, 09/01/2033	5,000	5,613
Pearland Independent School District, 5.00%, 02/15/2029	60,000	63,692
Permanent University Fund - University of Texas System, 4.00%, 07/01/2041	725,000	725,000
Plainview Independent School District, 4.00%, 02/15/2038	100,000	101,303
Rankin Independent School District, 4.00%, 02/15/2032	755,000	781,149
Riceland Management District, 6.50%, 09/01/2032	215,000	251,964
Rogers Independent School District, 3.00%, 08/15/2030	200,000	199,989
San Antonio River Authority Wastewater System Revenue, 4.00%, 01/01/2031	50,000	51,892
Town of Westlake TX, 4.00%, 02/15/2029	10,000	10,065
Trinity River Authority Central Regional Wastewater System Revenue, 5.00%, 08/01/2026	180,000	180,352
Wylie Independent School District, 3.25%, 08/15/2041(c)(d)	305,000	305,021
Ysleta Independent School District
4.00%, 08/15/2036	100,000	101,840
4.00%, 08/15/2039	5,000	5,049
		12,713,481

	Par	Value
Utah — 1.2%
Canyons School District, 1.38%, 06/15/2033	$160,000	$136,237
Central Utah Water Conservancy District, 4.00%, 10/01/2038	885,000	884,964
City of Herriman City UT, 3.50%, 08/01/2035	195,000	192,597
City of Saratoga Springs UT Water Revenue, 3.00%, 12/01/2027	75,000	75,021
Murray City School District, 5.00%, 02/01/2029	20,000	21,215
Utah Transit Authority
3.00%, 12/15/2028	250,000	249,993
5.00%, 06/15/2031	25,000	27,222
		1,587,249
Virginia — 3.4%
Commonwealth of Virginia, 5.00%, 06/01/2030	905,000	947,204
County of Greene VA Water & Sewer System Revenue, 4.00%, 05/01/2039	1,250,000	1,273,678
County of Spotsylvania VA, 5.00%, 01/15/2028	1,000,000	1,039,127
Dumfries VA, 4.00%, 08/01/2042	510,000	514,308
Virginia Resources Authority, 4.00%, 11/01/2041	770,000	770,346
		4,544,663
Washington — 1.1%
Auburn School District No 408 of King & Pierce Counties, 5.00%, 12/01/2029	40,000	43,172
City of Bothell WA, 5.00%, 03/01/2027	300,000	304,873
City of Bothell WA Combined Utility Revenue, 3.25%, 12/01/2031	25,000	24,798
City of Seattle WA Drainage & Wastewater Revenue, 5.00%, 09/01/2027	225,000	231,947
City of Tacoma WA Sewer Revenue, 5.00%, 12/01/2029	105,000	113,327
Clark County Fire Protection District No 6, 4.00%, 12/01/2027	50,000	50,243
Clark County Public Utility District No 1 Water Revenue, 5.00%, 01/01/2028	100,000	101,228
County of King WA, 5.00%, 12/01/2030	60,000	65,935
Cowlitz County School District No 458 Kelso, 4.00%, 12/01/2033	65,000	66,058
Lake Whatcom Water & Sewer District, 4.00%, 11/01/2035	65,000	65,003

The accompanying notes are an integral part of these financial statements.

20

RMB QUALITY INTERMEDIATE TAX-EXEMPT MUNICIPAL FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)(Continued)

	Par	Value
MUNICIPAL BONDS — (Continued)
Washington — (Continued)
Snohomish & Island Counties School District No 401 Stanwood-Camano, 4.00%, 12/15/2033	$5,000	$5,045
Snohomish County School District No 103 Monroe, 5.00%, 12/01/2030	40,000	43,852
Thurston County School District No 33 Tumwater, 5.00%, 12/01/2028	100,000	100,145
Vera Water & Power, 4.00%, 01/01/2027	200,000	199,444
		1,415,070
West Virginia — 0.2%
West Virginia Water Development Authority, 5.00%, 11/01/2033	240,000	241,502
Wisconsin — 4.6%
Appleton Area School District, 5.00%, 03/01/2033	130,000	139,682
Bristol School District No 1, 4.13%, 05/01/2041	5,000	5,361
City of Dodgeville WI, 4.00%, 03/01/2039	180,000	183,966
City of Madison WI, 3.00%, 10/01/2026	20,000	20,003
City of Oak Creek WI, 4.00%, 04/01/2031	10,000	10,402
City of River Falls WI Water System Revenue, 5.00%, 05/01/2030	20,000	21,576
City of Sparta WI, 5.00%, 05/01/2034	25,000	28,277
City of Superior WI, 3.00%, 10/01/2027	210,000	210,088
City of West Bend WI, 4.00%, 04/01/2039	800,000	815,109
County of Dunn WI, 4.00%, 09/01/2034	240,000	253,990
County of Grant WI, 5.00%, 03/01/2028	200,000	206,890
County of Sauk WI, 3.00%, 04/01/2027	20,000	19,990
County of Wood WI, 4.00%, 10/01/2033	60,000	61,968
Durand School District/WI, 3.00%, 04/01/2028	250,000	250,005
Hartford Joint School District No 1, 4.00%, 04/01/2036	90,000	93,735
Kenosha Unified School District No 1, 3.00%, 04/01/2029	605,000	605,034
Monona Grove School District, 4.00%, 05/01/2032	70,000	72,069
Onalaska School District, 5.00%, 04/01/2036	25,000	27,578

	Par	Value
Oregon School District/WI, 3.00%, 03/01/2032	$200,000	$199,162
Racine Unified School District, 4.00%, 04/01/2030	665,000	678,851
Reedsburg School District, 3.00%, 04/01/2031	55,000	55,432
Sheboygan Falls School District, 4.00%, 04/01/2027	125,000	125,133
Village of Cottage Grove WI, 5.00%, 04/01/2032	610,000	675,691
Village of DeForest WI, 5.00%, 05/01/2033	75,000	83,317
Village of North Fond Du Lac WI, 4.00%, 12/01/2035	215,000	224,979
Village of Shorewood WI, 3.00%, 08/01/2029	335,000	333,338
Village of Sussex WI, 4.00%, 03/01/2034	20,000	20,972
Wisconsin Department of Transportation
5.00%, 07/01/2027	250,000	256,591
4.00%, 07/01/2039	375,000	378,362
		6,057,551
Wyoming — 0.2%
Wyoming Community Development Authority, 3.95%, 12/01/2037	225,000	224,540
TOTAL MUNICIPAL BONDS (Cost $112,463,417)		112,603,282
U.S. TREASURY SECURITIES — 14.5%
United States Treasury Note/Bond
3.38%, 02/29/2028	1,000,000	987,617
1.88%, 02/28/2029	1,000,000	942,832
3.50%, 03/15/2029	1,000,000	983,281
2.38%, 03/31/2029	1,000,000	954,024
0.63%, 05/15/2030	1,000,000	873,906
4.00%, 05/31/2030	1,000,000	993,359
3.88%, 06/30/2030	1,000,000	988,516
3.88%, 07/31/2030	1,000,000	988,281
0.63%, 08/15/2030	1,000,000	866,152
3.63%, 09/30/2030	1,000,000	978,047
3.50%, 11/30/2030	1,000,000	972,031
3.63%, 12/31/2030	1,000,000	976,524
4.00%, 01/31/2031	1,000,000	991,465
3.50%, 02/28/2031	1,000,000	970,742
2.75%, 08/15/2032	1,000,000	918,555
3.88%, 08/31/2032	1,000,000	978,613
3.75%, 10/31/2032	1,000,000	970,527
3.88%, 12/31/2032	1,000,000	976,582
4.00%, 01/31/2033	1,000,000	983,086
3.75%, 02/28/2033	1,000,000	968,633
TOTAL U.S. TREASURY SECURITIES (Cost $19,567,067)		19,262,773

The accompanying notes are an integral part of these financial statements.

21

RMB QUALITY INTERMEDIATE TAX-EXEMPT MUNICIPAL FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)(Continued)

	Shares	Value
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS — 1.0%
First American Government Obligations Fund - Class X, 3.57%(e)	1,360,800	$1,360,800
TOTAL MONEY MARKET FUNDS (Cost $1,360,800)		1,360,800
TOTAL INVESTMENTS — 100.2% (Cost $133,391,284)		$133,226,855
Liabilities in Excess of Other Assets — (0.2)%		(307,698)
TOTAL NET ASSETS — 100.0%		$132,919,157

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
(a)	Zero coupon bonds make no periodic interest payments.
(b)	Represents less than 0.05% of net assets.
(c)	Step coupon bond. The rate disclosed is as of June 30, 2026.
(d)
Coupon rate may be variable or floating based on components other than reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of June 30, 2026.

(e)	The rate shown represents the 7-day annualized yield as of June 30, 2026.
The accompanying notes are an integral part of these financial statements.

22

RMB INVESTORS TRUST
STATEMENTS OF ASSETS AND LIABILITIES
As of June 30, 2026 (Unaudited)

	RMB Fund	RMB Mendon Financial Services Fund
ASSETS:
Investments at cost	$51,149,631	$166,574,989
Investments at value	$119,864,487	$259,480,819
Receivable for capital stock sold	782	118,785
Dividends receivable	49,699	321,258
Prepaid expenses	35,007	37,812
Total assets	119,949,975	259,958,674
LIABILITIES:
Payable for fund shares redeemed	50,000	324,006
Options written at value	—	1,245,125[1]
Payable for investment advisory fees (Note 2)	58,548	153,276
Payable for distribution and shareholder service fees (Note 3)	19,199	27,957
Payable for transfer agent fees	14,611	35,398
Payable for administration fees	11,338	12,500
Payable for audit fees	10,546	10,646
Payable for accounting fees	8,259	8,502
Payable for legal fees	3,565	7,739
Payable for custody fees	962	2,366
Accrued expenses and other payables	7,150	7,567
Total liabilities	184,178	1,835,082
NET ASSETS	$119,765,797	$258,123,592
Net Assets Consists of:
Capital paid-in	$47,853,562	$192,156,176
Total distributable earnings	71,912,235	65,967,416
Net assets	$119,765,797	$258,123,592
By Share Class:
Net Assets:
Class A	$87,558,884	$63,365,866
Class C	$1,334,581	$21,248,258
Class I	$30,872,332	$173,509,468
NAV (par value $0.10 per share)
Class A	$37.58	$63.71
Class C	$25.72	$54.00
Class I	$38.32	$65.41
Capital Shares Outstanding: (unlimited number of shares has been authorized)
Class A	2,330,216	994,611
Class C	51,890	393,459
Class I	805,641	2,652,747

[1]	The payable for options written include premiums recieved of $1,174,639.
The accompanying notes are an integral part of these financial statements.

23

RMB INVESTORS TRUST
STATEMENTS OF ASSETS AND LIABILITIES
As of June 30, 2026 (Unaudited)(Continued)

	RMB International Fund	RMB SMID Cap Fund	RMB Quality Intermediate Core Fund	RMB Quality Intermediate Tax-Exempt Municipal Fund
ASSETS:
Investments at cost	$247,710,791	$103,283,179	$246,463,829	$133,391,284
Foreign currency at cost	76,700	—	—	—
Investments at value	$358,470,511	$196,802,003	$244,804,320	$133,226,855
Foreign currency at value	75,753	—	—	—
Dividends receivable	1,494,278	180,972	6,004	6,266
Interest receivable	—	—	1,930,378	1,377,462
Receivable for capital stock sold	15,974	3,362	103,184	20,000
Receivable for investments sold	—	100,530	—	—
Prepaid expenses	17,637	17,098	19,985	15,985
Total assets	360,074,153	197,103,965	246,863,871	134,646,568
LIABILITIES:
Payable for fund shares redeemed	840,297	251,002	25,734	191,627
Payable for dividend distribution	—	—	127,533	55,443
Payable for investments purchased	—	—	756,166	1,420,261
Payable for investment advisory fees (Note 2)	219,724	89,791	22,717	57
Payable for transfer agent fees	14,598	—	14,238	11,856
Payable for administration fees	13,629	12,115	12,614	11,402
Payable for custody fees	11,386	914	2,706	1,234
Payable for legal fees	11,185	18,650	7,728	4,085
Payable for audit fees	8,728	10,174	10,332	10,332
Payable for accounting fees	3,834	3,417	9,076	13,997
Accrued expenses and other payables	12,043	16,867	8,900	7,117
Total liabilities	1,135,424	402,930	997,744	1,727,411
NET ASSETS	$358,938,729	$196,701,035	$245,866,127	$132,919,157
Net Assets Consists of:
Capital paid-in	$252,200,916	$84,830,430	$249,174,751	$133,066,559
Total distributable earnings	106,737,813	111,870,605	(3,308,624)	(147,402)
Net assets	$358,938,729	$196,701,035	$245,866,127	$132,919,157
By Share Class:
Net Assets:
Class I	$358,938,729	$196,701,035	$245,866,127	$132,919,157
NAV (par value $0.10 per share)
Class I	$13.90	$12.11	$9.87	$10.02
Capital Shares Outstanding: (unlimited number of shares has been authorized)
Class I	25,815,055	16,239,823	24,917,634	13,265,060

The accompanying notes are an integral part of these financial statements.

24

RMB INVESTORS TRUST
STATEMENTS OF OPERATIONS
For the Six Months Ended June 30, 2026 (Unaudited)

	RMB Fund	RMB Mendon Financial Services Fund
INVESTMENT INCOME:
Dividends	$653,806[1]	$2,240,892[2]
Total income	653,806	2,240,892
EXPENSES:
Investment advisory fees (Note 2)	339,187	893,231
Distribution fees (Class A) (Note 3)	103,636	71,037
Distribution fees (Class C) (Note 3)	4,877	71,580
Shareholder service fees (Class C) (Note 3)	1,626	23,860
Transfer agent fees	46,918	100,596
Administration fees	32,483	34,460
Registration fees and expenses	28,641	35,218
Accounting fees	24,248	24,962
Trustee fees	23,068	42,466
Legal fees	17,569	22,466
Audit fees	10,522	10,822
Reports to shareholders	6,117	13,375
Custody fees	3,023	6,874
Other expenses	13,869	36,513
Total expenses	655,784	1,387,460
Net investment income/(loss)	$(1,978)	$853,432
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS, WRITTEN OPTIONS, AND FOREIGN CURRENCY
Realized gain on:
Investments	2,657,103	12,130,019
Written options	—	239,857
Net realized gain on investments and written options	2,657,103	12,369,876
Change in unrealized appreciation/depreciation on:
Investments	4,276,537	31,344,327
Written options	—	(274,323)
Foreign currency translations	—	(36)
Net unrealized appreciation/depreciation on investments, written options, and foreign currency	4,276,537	31,069,968
Net realized and unrealized gain on investments, written options, and foreign currency	6,933,640	43,439,844
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$6,931,662	$44,293,276

[1]	Net of foreign taxes withheld of $30.
[2]	Net of foreign taxes withheld of $4,341.
The accompanying notes are an integral part of these financial statements.

25

RMB INVESTORS TRUST
STATEMENTS OF OPERATIONS
For the Six Months Ended June 30, 2026 (Unaudited)(Continued)

	RMB International Fund	RMB SMID Cap Fund	RMB Quality Intermediate Core Fund	RMB Quality Intermediate Tax-Exempt Municipal Fund
INVESTMENT INCOME:
Dividends	$5,496,070[1]	$641,238	$72,670	$42,995
Interest	—	—	4,552,734	1,947,412
Total income	5,496,070	641,238	4,625,404	1,990,407
EXPENSES:
Investment advisory fees (Note 2)	1,236,553	390,088	283,086	149,713
Trustee fees	58,909	23,821	39,156	20,616
Transfer agent fees	45,316	24,865	49,495	40,734
Administration fees	36,210	32,957	35,594	35,590
Custody fees	36,108	3,051	8,792	3,168
Legal fees	32,224	6,818	26,341	13,705
Registration fees and expenses	16,010	11,736	16,231	11,250
Accounting fees	10,391	9,596	31,173	51,267
Audit fees	8,961	10,175	7,117	7,117
Reports to shareholders	6,306	2,871	4,239	2,762
Interest expense (Note 7)	—	2,802	—	—
Other expenses	32,309	16,007	14,679	10,836
Total expenses before advisory fee waiver	1,519,297	534,787	515,903	346,758
Less: waiver of advisory fees by adviser	—	(86,170)	(119,583)	(137,161)
Total expenses	1,519,297	448,617	396,320	209,597
Net investment income	$3,976,773	$192,621	$4,229,084	$1,780,810
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS AND FOREIGN CURRENCY
Realized gain/(loss) on:
Investments	16,505,240	17,540,224	(1,751,386)	24,305
Foreign currency transactions	(28,327)	—	—	—
Net realized gain/(loss) on investments and foreign currency	16,476,913	17,540,224	(1,751,386)	24,305
Change in unrealized appreciation/depreciation on:
Investments	22,762,349	(2,123,328)	(1,805,277)	(636,395)
Foreign currency translations	(48,018)	—	—	—
Net unrealized appreciation/depreciation on investments and foreign currency	22,714,331	(2,123,328)	(1,805,277)	(636,395)
Net realized and unrealized gain/(loss) on investments and foreign currency	39,191,244	15,416,896	(3,556,663)	(612,090)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$43,168,017	$15,609,517	$672,421	$1,168,720

[1]	Net of foreign taxes withheld of $599,065.
The accompanying notes are an integral part of these financial statements.

26

RMB INVESTORS TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	RMB Fund		RMB Mendon Financial Services Fund
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
INCREASE/(DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income/(loss)	$(1,978)	$(88,755)	$853,432	$2,350,577
Net realized gain on transactions	2,657,103	10,465,888	12,369,876	6,331,474
Change in unrealized appreciation/depreciation	4,276,537	3,354,020	31,069,968	18,953,099
Net increase in net assets resulting from operations	6,931,662	13,731,153	44,293,276	27,635,150
DISTRIBUTIONS TO SHAREHOLDERS:
Net distributions to shareholders - Class A Shares	—	(7,557,946)	—	(3,302,677)
Net distributions to shareholders - Class C Shares	—	(183,060)	—	(1,183,314)
Net distributions to shareholders - Class I Shares	—	(2,658,839)	—	(9,505,820)
Total distributions to shareholders	—	(10,399,845)	—	(13,991,811)
Increase/(decrease) in net assets derived from capital share transactions	(1,679,434)	(1,684,835)	(18,257,899)	41,862,374
Total increase in net assets	5,252,228	1,646,473	26,035,377	55,505,713
Net Assets:
Beginning of period	114,513,569	112,867,096	232,088,215	176,582,502
End of period	$119,765,797	$114,513,569	$258,123,592	$232,088,215

The accompanying notes are an integral part of these financial statements.

27

RMB INVESTORS TRUST
STATEMENTS OF CHANGES IN NET ASSETS - CAPITAL STOCK ACTIVITY

	RMB Fund		RMB Mendon Financial Services Fund
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
CAPITAL STOCK TRANSACTIONS IN DOLLARS:
Class A Shares
Net proceeds from sales of shares	$269,394	$253,142	$482,975	$2,072,942
Net proceeds from reinvestment of dividends	—	7,197,157	—	3,048,461
Cost of shares redeemed	(2,624,739)	(9,665,388)	(3,038,144)	(11,161,554)
Net decrease	$(2,355,345)	$(2,215,089)	$(2,555,169)	$(6,040,151)
Class C Shares
Net proceeds from sales of shares	$—	$480	$193,940	$1,071,580
Net proceeds from reinvestment of dividends	—	148,002	—	1,010,193
Cost of shares redeemed	(178,585)	(161,318)	(1,188,882)	(2,185,114)
Net decrease	$(178,585)	$(12,836)	$(994,942)	$(103,341)
Class I Shares
Net proceeds from sales of shares	$3,653,262	$14,408,956	$9,606,044	$67,741,437
Net proceeds from reinvestment of dividends	—	671,836	—	7,912,927
Cost of shares redeemed	(2,798,766)	(14,537,702)	(24,313,832)	(27,648,498)
Net increase/(decrease)	$854,496	$543,090	$(14,707,788)	$48,005,866
Net increase/(decrease) in net assets derived from capital share transactions	$(1,679,434)	$(1,684,835)	$(18,257,899)	$41,862,374
SHARE TRANSACTIONS
Class A
Shares sold	7,558	8,335	8,339	41,557
Shares issued on reinvestment of distributions	—	205,986	—	56,203
Shares redeemed	(72,859)	(274,433)	(54,100)	(225,378)
Net decrease in shares outstanding	(65,301)	(60,112)	(45,761)	(127,618)
Class C
Shares sold	—	19	4,094	26,312
Shares issued on reinvestment of distributions	—	6,164	—	21,885
Shares redeemed	(7,616)	(6,101)	(24,982)	(51,365)
Net increase/(decrease) in shares outstanding	(7,616)	82	(20,888)	(3,168)
Class I
Shares sold	101,679	414,836	166,516	1,345,849
Shares issued on reinvestment of distributions	—	18,882	—	142,293
Shares redeemed	(76,295)	(407,666)	(415,571)	(547,762)
Net increase/(decrease) in shares outstanding	25,384	26,052	(249,055)	940,380

The accompanying notes are an integral part of these financial statements.

28

RMB INVESTORS TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	RMB International Fund		RMB SMID Cap Fund
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
INCREASE/(DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income	$3,976,773	$4,142,013	$192,621	$154,496
Net realized gain on transactions	16,476,913	11,154,046	17,540,224	5,492,496
Change in unrealized appreciation/depreciation	22,714,331	54,593,633	(2,123,328)	(4,262,381)
Net increase in net assets resulting from operations	43,168,017	69,889,692	15,609,517	1,384,611
DISTRIBUTIONS TO SHAREHOLDERS:
Net distributions to shareholders - Class I Shares	—	(4,828,994)	—	(12,102,982)
Total distributions to shareholders	—	(4,828,994)	—	(12,102,982)
CAPITAL STOCK TRANSACTIONS IN DOLLARS:
Class I Shares
Net proceeds from sales of shares	39,491,847	68,502,967	7,338,698	6,021,266
Proceeds from shares issued in connection with reorganization (Note 15)	—	—	128,081,188	—
Net proceeds from reinvestment of dividends	—	2,044,103	—	11,687,771
Cost of shares redeemed	(19,112,659)	(53,660,726)	(24,511,448)	(20,685,087)
Increase/(decrease) in net assets derived from capital share transactions	20,379,188	16,886,344	110,908,438	(2,976,050)
Total increase/(decrease) in net assets	63,547,205	81,947,042	126,517,955	(13,694,421)
Net assets:
Beginning of period	295,391,524	213,444,482	70,183,080	83,877,501
End of period	$ 358,938,729	$295,391,524	$196,701,035	$70,183,080
Share Transactions
Class I
Shares sold	3,010,881	6,235,732	630,412	493,296
Shares issued in connection with reorganization (Note 15)	—	—	11,226,411	—
Shares issued on reinvestment of distributions	—	169,776	—	1,088,264
Shares redeemed	(1,446,743)	(5,030,179)	(2,218,702)	(1,751,124)
Net increase/(decrease) in shares outstanding	1,564,138	1,375,329	9,638,121	(169,564)

The accompanying notes are an integral part of these financial statements.

29

RMB INVESTORS TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	RMB Quality Intermediate Core Fund		RMB Quality Intermediate Tax- Exempt Municipal Fund
	Six Months Ended June 30, 2026 (Unaudited)	September 22, 2025[1] through December 31, 2025	Six Months Ended June 30, 2026 (Unaudited)	September 22, 2025[1] through December 31, 2025
INCREASE/(DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income	$4,229,084	$1,593,476	$1,780,810	$623,549
Net realized gain/(loss) on transactions	(1,751,386)	—	24,305	—
Change in unrealized appreciation/depreciation	(1,805,277)	145,768	(636,395)	471,966
Net increase in net assets resulting from operations	672,421	1,739,244	1,168,720	1,095,515
DISTRIBUTIONS TO SHAREHOLDERS:
Net distributions to shareholders - Class I Shares	(4,135,428)	(1,584,861)	(1,781,472)	(630,165)
Total distributions to shareholders	(4,135,428)	(1,584,861)	(1,781,472)	(630,165)
CAPITAL STOCK TRANSACTIONS IN DOLLARS:
Class I Shares
Net proceeds from sales of shares	69,804,346	207,529,895	43,646,036	105,221,097
Net proceeds from reinvestment of dividends	1,706,249	728,330	1,044,571	388,427
Cost of shares redeemed	(20,986,761)	(9,607,308)	(13,915,911)	(3,317,661)
Increase in net assets derived from capital share transactions	50,523,834	198,650,917	30,774,696	102,291,863
Total increase in net assets	47,060,827	198,805,300	30,161,944	102,757,213
Net assets:
Beginning of period	198,805,300	—	102,757,213	—
End of period	$ 245,866,127	$198,805,300	$132,919,157	$102,757,213
Share Transactions
Class I
Shares sold	7,004,961	20,736,374	4,336,204	10,502,403
Shares issued on reinvestment of distributions	171,637	72,507	104,103	38,623
Shares redeemed	(2,109,268)	(958,577)	(1,386,032)	(330,241)
Net increase in shares outstanding	5,067,330	19,850,304	3,054,275	10,210,785

[1]	Commencement of operations.
The accompanying notes are an integral part of these financial statements.

30

RMB FUND
FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

	Class A Shares
	June 30, 2026 (Unaudited)	December 31,
		2025	2024	2023	2022	2021
Net asset value, beginning of period	$35.44	$34.59	$32.84	$27.51	$38.14	$31.13
INCOME FROM INVESTMENT OPERATIONS
Net investment loss[a]	(0.01)	(0.05)	(0.04)	(0.01)	(0.02)	(0.01)
Net realized and unrealized gain (loss) on securities	2.15	4.32	4.05	5.83	(7.94)	9.30
Total from investment operations	2.14	4.27	4.01	5.82	(7.96)	9.29
LESS DISTRIBUTIONS
Dividends from net investment income	—	—	—	(0.00)[b]	(0.01)	(0.02)
Distributions from capital gains (from securities transactions)	—	(3.42)	(2.26)	(0.49)	(2.66)	(2.26)
Total distributions	—	(3.42)	(2.26)	(0.49)	(2.67)	(2.28)
Net asset value, end of period	$37.58	$35.44	$34.59	$32.84	$27.51	$38.14
Total return %	6.04[c]	12.49	11.95	21.19	−21.20	29.99
Net assets, end of period (in $000’s)	$87,559	$84,898	$84,929	$83,023	$73,375	$99,229
Ratio to average net assets %
Ratio of total expenses after reimbursement/ recovery (Note 5)	1.22[d]	1.22[e]	1.24[f]	1.24[g]	1.20[h]	1.12[i]
Ratio of total expenses before reimbursement/ recovery (Note 5)	1.22[d]	1.22[e]	1.24[f]	1.24[g]	1.20[h]	1.12[i]
Ratio of net investment loss	(0.06)[d]	(0.13)	(0.11)	(0.03)	(0.05)	(0.02)
Portfolio turnover rate %	12[j]	43	10	8	18	12

[a]	Per share values have been calculated using the average shares method.
[b]	Less than $0.01 per share.
[c]
Total Return was not annualized for periods less than one year, assumes dividend reinvestment and does not reflect the effect of sales charges. Total return would have been lower in the absence of the expense waiver.

[d]	Annualized.
[e]	Includes interest expense of $1,575 or 0.00% of average net assets.
[f]	Includes interest expense of $1,072 or 0.00% of average net assets.
[g]	Includes interest expense of $269 or 0.00% of average net assets.
[h]	Includes interest expense of $2,702 or 0.00% of average net assets.
[i]	Includes interest expense of $459 or 0.00% of average net assets.
[j]	Not Annualized.
The accompanying notes are an integral part of these financial statements.

31

RMB FUND
FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

	Class C Shares
	June 30, 2026 (Unaudited)	December 31,
		2025	2024	2023	2022	2021
Net asset value, beginning of period	$24.35	$24.91	$24.38	$20.68	$29.70	$24.82
INCOME FROM INVESTMENT OPERATIONS
Net investment loss[a]	(0.09)	(0.22)	(0.22)	(0.17)	(0.20)	(0.21)
Net realized and unrealized gain (loss) on securities	1.46	3.08	3.01	4.36	(6.15)	7.37
Total from investment operations	1.37	2.86	2.79	4.19	(6.35)	7.16
LESS DISTRIBUTIONS
Dividends from net investment income	—	—	—	(0.00)[b]	(0.01)	(0.02)
Distributions from capital gains (from securities transactions)	—	(3.42)	(2.26)	(0.49)	(2.66)	(2.26)
Total distributions	—	(3.42)	(2.26)	(0.49)	(2.67)	(2.28)
Net asset value, end of period	$25.72	$24.35	$24.91	$24.38	$20.68	$29.70
Total return %	5.63[c]	11.68	11.08	20.30	−21.81	29.03
Net assets, end of period (in $000’s)	$1,335	$1,449	$1,480	$1,547	$1,483	$2,610
Ratio to average net assets %
Ratio of total expenses after reimbursement/ recovery (Note 5)	1.96[d]	1.97[e]	1.99[f]	1.99[g]	1.94[h]	1.87[i]
Ratio of total expenses before reimbursement/ recovery (Note 5)	1.96[d]	1.97[e]	1.99[f]	1.99[g]	1.94[h]	1.87[i]
Ratio of net investment loss	(0.78)[d]	(0.89)	(0.87)	(0.77)	(0.81)	(0.77)
Portfolio turnover rate %	12[j]	43	10	8	18	12

[a]	Per share values have been calculated using the average shares method.
[b]	Less than $0.01 per share.
[c]
Total Return was not annualized for periods less than one year, assumes dividend reinvestment and does not reflect the effect of sales charges. Total return would have been lower in the absence of the expense waiver.

[d]	Annualized.
[e]	Includes interest expense of $27 or 0.00% of average net assets.
[f]	Includes interest expense of $20 or 0.00% of average net assets.
[g]	Includes interest expense of $5 or 0.00% of average net assets.
[h]	Includes interest expense of $55 or 0.00% of average net assets.
[i]	Includes interest expense of $13 or 0.00% of average net assets.
[j]	Not Annualized.
The accompanying notes are an integral part of these financial statements.

32

RMB FUND
FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

	Class I Shares
	June 30, 2026 (Unaudited)	December 31,
		2025	2024	2023	2022	2021
Net asset value, beginning of period	$36.10	$35.08	$33.24	$27.76	$38.37	$31.23
INCOME FROM INVESTMENT OPERATIONS
Net investment income[a]	0.03	0.04	0.05	0.07	0.06	0.08
Net realized and unrealized gain (loss) on securities	2.19	4.40	4.09	5.90	(8.00)	9.34
Total from investment operations	2.22	4.44	4.14	5.97	(7.94)	9.42
LESS DISTRIBUTIONS
Dividends from net investment income	—	—	(0.04)	(0.00)[b]	(0.01)	(0.02)
Distributions from capital gains (from securities transactions)	—	(3.42)	(2.26)	(0.49)	(2.66)	(2.26)
Total distributions	—	(3.42)	(2.30)	(0.49)	(2.67)	(2.28)
Net asset value, end of period	$38.32	$36.10	$35.08	$33.24	$27.76	$38.37
Total return %	6.15[c]	12.80	12.18	21.54	−21.02	30.31
Net assets, end of period (in $000’s)	$30,872	$28,166	$26,458	$26,912	$25,183	$43,013
Ratio to average net assets %
Ratio of total expenses after reimbursement/ recovery (Note 5)	0.97[d]	0.97[e]	0.99[f]	0.99[g]	0.94[h]	0.87[i]
Ratio of total expenses before reimbursement/ recovery (Note 5)	0.97[d]	0.97[e]	0.99[f]	0.99[g]	0.94[h]	0.87[i]
Ratio of net investment income	0.18[d]	0.11	0.14	0.22	0.19	0.22
Portfolio turnover rate %	12[j]	43	10	8	18	12

[a]	Per share values have been calculated using the average shares method.
[b]	Less than $0.01 per share.
[c]
Total Return was not annualized for periods less than one year, assumes dividend reinvestment and does not reflect the effect of sales charges. Total return would have been lower in the absence of the expense waiver.

[d]	Annualized.
[e]	Includes interest expense of $541 or 0.00% of average net assets.
[f]	Includes interest expense of $320 or 0.00% of average net assets.
[g]	Includes interest expense of $89 or 0.00% of average net assets.
[h]	Includes interest expense of $925 or 0.00% of average net assets.
[i]	Includes interest expense of $191 or 0.00% of average net assets.
[j]	Not Annualized.
The accompanying notes are an integral part of these financial statements.

33

RMB MENDON FINANCIAL SERVICES FUND
FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

	Class A Shares
	June 30, 2026 (Unaudited)	December 31,
		2025	2024	2023	2022	2021
Net asset value, beginning of period	$53.13	$49.95	$43.43	$42.09	$60.65	$39.31
INCOME FROM INVESTMENT OPERATIONS
Net investment income[a]	0.17	0.50	0.46	0.58	0.27	0.26
Net realized and unrealized gain (loss) on securities and options	10.41	5.99	7.01	1.32	(11.55)	21.90
Total from investment operations	10.58	6.49	7.47	1.90	(11.28)	22.16
LESS DISTRIBUTIONS
Dividends from net investment income	—	(0.50)	(0.58)	(0.56)	(0.34)	(0.42)
Distributions from capital gains (from securities and options transactions)	—	(2.81)	(0.37)	—	(6.94)	(0.40)
Total distributions	—	(3.31)	(0.95)	(0.56)	(7.28)	(0.82)
Net asset value, end of period	$63.71	$53.13	$49.95	$43.43	$42.09	$60.65
Total return %	19.91[b]	12.85	17.06	4.52	−19.00	56.44
Net assets, end of period (in $000’s)	$63,366	$55,274	$58,339	$59,184	$67,571	$95,124
Ratio to average net assets %
Ratio of total expenses after reimbursement/ recovery (Note 5)	1.28[c]	1.33[d]	1.39[e]	1.37[f]	1.29[g]	1.24[h]
Ratio of total expenses before reimbursement/ recovery (Note 5)	1.28[c]	1.33[d]	1.39[e]	1.37[f]	1.29[g]	1.24[h]
Ratio of net investment income	0.60[c]	1.01	1.04	1.55	0.52	0.49
Portfolio turnover rate %	21[i]	50	66	49	42	70

[a]	Per share values have been calculated using the average shares method.
[b]
Total Return was not annualized for periods less than one year, assumes dividend reinvestment and does not reflect the effect of sales charges. Total return would have been lower in the absence of the expense waiver.

[c]	Annualized.
[d]	Includes interest expense of $172 or 0.00% of average net assets.
[e]	Includes interest expense of $2,927 or 0.01% of average net assets.
[f]	Includes interest expense of $625 or 0.00% of average net assets.
[g]	Includes interest expense of $211 or 0.00% of average net assets.
[h]	Includes interest expense of $203 or 0.00% of average net assets.
[i]	Not Annualized.
The accompanying notes are an integral part of these financial statements.

34

RMB MENDON FINANCIAL SERVICES FUND
FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

	Class C Shares
	June 30, 2026 (Unaudited)	December 31,
		2025	2024	2023	2022	2021
Net asset value, beginning of period	$45.20	$42.98	$37.54	$36.48	$53.71	$34.99
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss)[a]	(0.04)	0.11	0.11	0.26	(0.10)	(0.12)
Net realized and unrealized gain (loss) on securities and options	8.84	5.11	6.00	1.10	(10.19)	19.44
Total from investment operations	8.80	5.22	6.11	1.36	(10.29)	19.32
LESS DISTRIBUTIONS
Dividends from net investment income	—	(0.19)	(0.30)	(0.30)	—	(0.20)
Distributions from capital gains (from securities and options transactions)	—	(2.81)	(0.37)	—	(6.94)	(0.40)
Total distributions	—	(3.00)	(0.67)	(0.30)	(6.94)	(0.60)
Net asset value, end of period	$54.00	$45.20	$42.98	$37.54	$36.48	$53.71
Total return %	19.47[b]	12.00	16.15	3.73	−19.59	55.28
Net assets, end of period (in $000’s)	$21,248	$18,730	$17,946	$18,096	$22,193	$30,687
Ratio to average net assets %
Ratio of total expenses after reimbursement/ recovery (Note 5)	2.03[c]	2.08[d]	2.14[e]	2.12[f]	2.04[g]	1.99[h]
Ratio of total expenses before reimbursement/ recovery (Note 5)	2.03[c]	2.08[d]	2.14[e]	2.12[f]	2.04[g]	1.99[h]
Ratio of net investment income (loss)	(0.15)[c]	0.26	0.28	0.80	(0.23)	(0.27)
Portfolio turnover rate %	21[i]	50	66	49	42	70

[a]	Per share values have been calculated using the average shares method.
[b]
Total Return was not annualized for periods less than one year, assumes dividend reinvestment and does not reflect the effect of sales charges. Total return would have been lower in the absence of the expense waiver.

[c]	Annualized.
[d]	Includes interest expense of $57 or 0.00% of average net assets.
[e]	Includes interest expense of $860 or 0.01% of average net assets.
[f]	Includes interest expense of $203 or 0.00% of average net assets.
[g]	Includes interest expense of $69 or 0.00% of average net assets.
[h]	Includes interest expense of $68 or 0.00% of average net assets.
[i]	Not Annualized.
The accompanying notes are an integral part of these financial statements.

35

RMB MENDON FINANCIAL SERVICES FUND
FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

	Class I Shares
	June 30, 2026 (Unaudited)	December 31,
		2025	2024	2023	2022	2021
Net asset value, beginning of period	$54.48	$51.14	$44.43	$43.04	$61.84	$40.06
INCOME FROM INVESTMENT OPERATIONS
Net investment income[a]	0.25	0.66	0.59	0.71	0.42	0.41
Net realized and unrealized gain (loss) on securities and options	10.68	6.12	7.19	1.34	(11.80)	22.32
Total from investment operations	10.93	6.78	7.78	2.05	(11.38)	22.73
LESS DISTRIBUTIONS
Dividends from net investment income	—	(0.63)	(0.70)	(0.66)	(0.48)	(0.55)
Distributions from capital gains (from securities and options transactions)	—	(2.81)	(0.37)	—	(6.94)	(0.40)
Total distributions	—	(3.44)	(1.07)	(0.66)	(7.42)	(0.95)
Net asset value, end of period	$65.41	$54.48	$51.14	$44.43	$43.04	$61.84
Total return %	20.06[b]	13.12	17.35	4.77	−18.80	56.84
Net assets, end of period (in $000’s)	$173,509	$158,084	$100,298	$120,894	$127,472	$184,454
Ratio to average net assets %
Ratio of total expenses after reimbursement/ recovery (Note 5)	1.03[c]	1.08[d]	1.14[e]	1.13[f]	1.04[g]	0.99[h]
Ratio of total expenses before reimbursement/ recovery (Note 5)	1.03[c]	1.08[d]	1.14[e]	1.13[f]	1.04[g]	0.99[h]
Ratio of net investment income	0.86[c]	1.30	1.31	1.84	0.77	0.75
Portfolio turnover rate %	21[i]	50	66	49	42	70

[a]	Per share values have been calculated using the average shares method.
[b]
Total Return was not annualized for periods less than one year, assumes dividend reinvestment and does not reflect the effect of sales charges. Total return would have been lower in the absence of the expense waiver.

[c]	Annualized.
[d]	Includes interest expense of $478 or 0.00% of average net assets.
[e]	Includes interest expense of $5,571 or 0.01% of average net assets.
[f]	Includes interest expense of $1,107 or 0.00% of average net assets.
[g]	Includes interest expense of $392 or 0.00% of average net assets.
[h]	Includes interest expense of $361 or 0.00% of average net assets.
[i]	Not Annualized.
The accompanying notes are an integral part of these financial statements.

36

RMB INTERNATIONAL FUND
FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

	Class I Shares
	June 30, 2026 (Unaudited)	December 31,
		2025	2024	2023	2022	2021
Net asset value, beginning of period	$12.18	$9.33	$9.55	$8.63	$10.60	$9.78
INCOME FROM INVESTMENT OPERATIONS
Net investment income[a]	0.16	0.18	0.16	0.16	0.15	0.10
Net realized and unrealized gain (loss) on securities	1.56	2.87	(0.15)	0.95	(1.94)	0.83
Total from investment operations	1.72	3.05	0.01	1.11	(1.79)	0.93
LESS DISTRIBUTIONS
Dividends from net investment income	—	(0.20)	(0.23)	(0.19)	(0.18)	(0.11)
Distributions from capital gains (from securities transactions)	—	—	—	—	—	—
Total distributions	—	(0.20)	(0.23)	(0.19)	(0.18)	(0.11)
Net asset value, end of period	$13.90	$12.18	$9.33	$9.55	$8.63	$10.60
Total return %	14.12[b]	32.74	0.02	12.94	−16.94	9.53
Net assets, end of period (in $000’s)	$358,939	$295,392	$213,444	$250,304	$242,798	$317,071
Ratio to average net assets %
Ratio of total expenses after reimbursement/ recovery (Note 5)	0.92[c]	0.97[d]	0.99[e]	0.99	0.95[f]	0.91
Ratio of total expenses before reimbursement/ recovery (Note 5)	0.92[c]	0.97[d]	0.99[e]	0.99	0.95[f]	0.91
Ratio of net investment income after reimbursement/ recovery	2.41[c]	1.65	1.57	1.80	1.62	0.99
Ratio of net investment income before reimbursement/ recovery	2.41[c]	1.65	1.57	1.80	1.62	0.99
Portfolio turnover rate %	22[b]	31	25	44	30	21

[a]	Per share values have been calculated using the average shares method.
[b]	Not Annualized.
[c]	Annualized.
[d]	Includes interest expense of $196 or 0.00% of average net assets.
[e]	Includes interest expense of $397 or 0.00% of average net assets.
[f]	Includes interest expense of $18 or 0.00% of average net assets.
The accompanying notes are an integral part of these financial statements.

37

RMB SMID CAP FUND
FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

	Class I Shares
	June 30, 2026 (Unaudited)	December 31,
		2025	2024	2023	2022	2021
Net asset value, beginning of period	$10.63	$12.39	$12.27	$11.26	$15.43	$12.73
INCOME FROM INVESTMENT OPERATIONS
Net investment income[a]	0.02	0.03	0.05	0.07	0.09	0.08
Net realized and unrealized gain (loss) on securities	1.46	0.31	1.25	2.18	(3.31)	3.47
Total from investment operations	1.48	0.34	1.30	2.25	(3.22)	3.55
LESS DISTRIBUTIONS
Dividends from net investment income	—	(0.04)	(0.13)	(0.13)	(0.15)	(0.08)
Distributions from return of capital	—	—	—	—	—	(0.01)
Distributions from capital gains (from securities transactions)	—	(2.06)	(1.05)	(1.11)	(0.80)	(0.76)
Total distributions	—	(2.10)	(1.18)	(1.24)	(0.95)	(0.85)
Net asset value, end of period	$12.11	$10.63	$12.39	$12.27	$11.26	$15.43
Total return %	13.92[b]	2.55	10.03	20.06	−20.87	28.10
Net assets, end of period (in $000’s)	$196,701	$70,183	$83,878	$86,468	$88,824	$287,589
Ratio to average net assets %
Ratio of total expenses after reimbursement/ recovery (Note 5)	0.81[c,d]	0.80[e]	0.80[f]	0.80[g]	0.80[h]	0.80[i]
Ratio of total expenses before reimbursement/ recovery (Note 5)	0.96[c,d]	1.09[e]	1.06[f]	1.05[g]	0.91[h]	0.84[i]
Ratio of net investment income after reimbursement/ recovery	0.34[c]	0.20	0.38	0.58	0.71	0.54
Ratio of net investment income (loss) before reimbursement/ recovery	0.19[c]	(0.09)	0.12	0.33	0.60	0.50
Portfolio turnover rate %	19[b,j]	12	19	4	4	9

[a]	Per share values have been calculated using the average shares method.
[b]	Not Annualized.
[c]	Annualized.
[d]	Includes interest expense of $2,802 or 0.01% of average net assets.
[e]	Includes interest expense of $2,934 or 0.00% of average net assets.
[f]	Includes interest expense of $3,014 or 0.00% of average net assets.
[g]	Includes interest expense of $3,783 or 0.00% of average net assets.
[h]	Includes interest expense of $3,449 or 0.00% of average net assets.
[i]	Includes interest expense of $586 or 0.00% of average net assets.
[j]
The cost of purchases and proceeds from sales of securities that were incurred to realign the RMB Small Cap Fund’s portfolio subsequent to April 24, 2026, the reorganization date, are excluded from the portfolio turnover rate calculation. See Note 15 of the Notes to Financial Statements for further information regarding this reorganization. If such amounts had not been excluded, the portfolio turnover rate would have been 27% for the period ended June 30, 2026.

The accompanying notes are an integral part of these financial statements.

38

RMB QUALITY INTERMEDIATE CORE FUND
FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

	Class I Shares
	June 30, 2026 (Unaudited)	Period Ended December 31, 2025[a]
Net asset value, beginning of period	$10.02	$10.00
INCOME FROM INVESTMENT OPERATIONS
Net investment income[b]	0.18	0.10
Net realized and unrealized gain (loss) on securities	(0.15)	0.02
Total from investment operations	0.03	0.12
LESS DISTRIBUTIONS
Dividends from net investment income	(0.18)	(0.10)
Distributions from capital gains (from securities transactions)	—	—
Total distributions	(0.18)	(0.10)
Net asset value, end of period	$9.87	$10.02
Total return %	0.30[c]	1.18[c]
Net assets, end of period (in $000’s)	$245,866	$198,805
Ratio to average net assets %
Ratio of total expenses after reimbursement/recovery (Note 5)	0.35[d]	0.35[d]
Ratio of total expenses before reimbursement/recovery (Note 5)	0.46[d]	0.50[d]
Ratio of net investment income after reimbursement/ recovery	3.74[d]	3.62[d]
Ratio of net investment income before reimbursement/ recovery	3.63[d]	3.47[d]
Portfolio turnover rate %	72[c]	0[c]

[a]	Commenced operations on September 22, 2025.
[b]	Per share values have been calculated using the average shares method.
[c]	Not Annualized.
[d]	Annualized.
The accompanying notes are an integral part of these financial statements.

39

RMB QUALITY INTERMEDIATE TAX-EXEMPT MUNICIPAL FUND
FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

	Class I Shares
	June 30, 2026 (Unaudited)	Period Ended December 31, 2025[a]
Net asset value, beginning of period	$10.06	$10.00
INCOME FROM INVESTMENT OPERATIONS
Net investment income[b]	0.15	0.08
Net realized and unrealized gain (loss) on securities	(0.04)	0.06
Total from investment operations	0.11	0.14
LESS DISTRIBUTIONS
Dividends from net investment income	(0.15)	(0.08)
Distributions from capital gains (from securities transactions)	—	—
Total distributions	(0.15)	(0.08)
Net asset value, end of period	$10.02	$10.06
Total return %	1.08[c]	1.36[c]
Net assets, end of period (in $000’s)	$132,919	$102,757
Ratio to average net assets %
Ratio of total expenses after reimbursement/recovery (Note 5)	0.35[d]	0.35[d,e]
Ratio of total expenses before reimbursement/recovery (Note 5)	0.58[d]	0.69[d,e]
Ratio of net investment income after reimbursement/ recovery	2.97[d]	2.80[d]
Ratio of net investment income before reimbursement/ recovery	2.74[d]	2.46[d]
Portfolio turnover rate %	3[c]	1[c]

[a]	Commenced operations on September 22, 2025.
[b]	Per share values have been calculated using the average shares method.
[c]	Not Annualized.
[d]	Annualized.
[e]	Includes interest expense of $18 or 0.00% of average net assets.
The accompanying notes are an integral part of these financial statements.

40

RMB INVESTORS TRUST
Notes to Financial Statements
June 30, 2026 (Unaudited)
Organization
RMB Investors Trust (the “Trust”), is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. The Trust currently consists of six series: RMB Fund, RMB Mendon Financial Services Fund, RMB International Fund, RMB SMID Cap Fund, RMB Quality Intermediate Core Fund, and RMB Quality Intermediate Tax-Exempt Municipal Fund (each, a “Fund” and collectively, the “Funds”). Curi Capital, LLC (“Curi” or the “Adviser”) serves as the investment adviser to the Funds. Mendon Capital Advisors Corp. (“Mendon” or the “Sub-Adviser”) serves as sub-adviser to the RMB Mendon Financial Services Fund.
Each Fund’s, except the RMB Quality Intermediate Core Fund’s and RMB Quality Intermediate Tax-Exempt Municipal Fund’s, investment objective primarily or solely consists of seeking capital appreciation or long-term capital appreciation. The RMB Quality Intermediate Core Fund’s and RMB Quality Intermediate Tax-Exempt Municipal Fund’s investment objective primarily or solely consists of seeking current income.
RMB Fund and RMB Mendon Financial Services Fund offer Class A, Class C, and Class I shares. RMB International Fund, RMB SMID Cap Fund, RMB Quality Intermediate Core Fund, and RMB Quality Intermediate Tax-Exempt Municipal Fund offer Class I shares.
Class A shares incur a maximum initial sales charge of 5.00% and an annual distribution and service fee of 0.25%.
Class C shares are subject to an annual distribution and shareholder service fee of 1.00%. In addition, Class C shares are subject to a 1.00% contingent deferred sales charge (CDSC) if redeemed within one year after purchase.
Class I shares have no initial sales charge and bear no annual distribution and service fee.
1. Significant Accounting Policies
Each Fund is considered an investment company under United States of America Generally Accepted Accounting Principles (“U.S. GAAP”) and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.
Investment Valuation. Portfolio holdings and any other Fund assets shall be valued each day on which the New York Stock Exchange is open for business, using readily available market quotations at such times as are established in the Trust’s registration statement. If market quotations for a portfolio holding are unavailable, or deemed by the Adviser to be unreliable, the portfolio holding shall be fair valued by the Adviser, as the “valuation designee” approved by the Board of Trustees of the Trust (the “Board”) pursuant to Rule 2a-5 under the 1940 Act, in accordance with valuation procedures approved by the Board.
Exchange-Listed Equities and Funds and Depositary Receipts. The market value of an equity security, exchange-traded fund (e.g., ETF or closed-end fund), or depositary receipt (e.g., ADR or GDR) traded on a national stock exchange (other than Nasdaq Global Markets, Nasdaq Select Market and the Nasdaq Capital Markets (together, “Nasdaq”)) is the last reported sale price on the exchange on which the security trades on the valuation date. If there is no such last sale reported, the security is valued at the mean between the last bid and asked prices on the exchange.
The market value of a security traded on Nasdaq is the Nasdaq Official Closing Price (or “NOCP”) on the valuation date. The NOCP is determined by Nasdaq to be the last reported sale price, unless the last sale price is above or below the last reported bid and asked prices. If the last reported bid and asked prices are above the last sale price, the last reported bid is used;

41

RMB INVESTORS TRUST
Notes to Financial Statements
June 30, 2026 (Unaudited)(Continued)
conversely, if the last reported bid and asked prices are below the last sale price, the last reported asked price serves as the NOCP. If no last sales price is reported, the security is valued at the mean between the closing bid and closing asked prices on the market on which the security trades.
Over-the-Counter Securities. Securities traded over-the-counter (“OTC”) are valued at the last reported sale in the OTC market on which the security trades, such as the OTC Bulletin Board, Pink OTC Markets, Inc. or other recognized OTC market, on the valuation date. If no last sale is reported, the security is valued at the mean between the closing bid and the closing asked prices on the market on which the security trades.
Foreign Securities. Foreign securities (which are principally traded in markets other than the U.S.) are valued based upon the last reported sale price on the primary exchange or market on which they trade as of the close of business of such exchange or market immediately preceding the time of determining the Fund’s NAV. Any Fund assets or liabilities initially valued in terms of non-U.S. dollar currencies are translated into U.S. dollars at the prevailing foreign currency exchange market rates. For portfolio holdings which trade in markets that close prior to the close of trading on the New York Stock Exchange (“NYSE”), which is generally 4:00 p.m., Eastern time, a fair value price provided by an Adviser-approved pricing service (“Pricing Service”) is generally used in order to capture events occurring after the applicable foreign exchange closes that may affect the value of certain portfolio holdings traded on that foreign exchange.
Options. Options traded on an exchange are valued at the last reported sale price. If no sales are reported on a particular business day, the average of the highest bid and lowest asked quotations across the exchanges on which the option is traded is used.
Open-end Registered Investment Companies (excluding ETFs and Closed-End Funds). Shares of open-end registered investment companies (“funds”) are valued using their respective NAVs. If a fund’s NAV is not available, the last reported NAV of the fund may be used for one day.
Fixed-Income Securities. Fixed-income securities, including bonds, notes, debentures, certificates of deposit, and commercial paper, generally are valued at the evaluated mean between the closing bid and closing asked prices provided by the Pricing Service. Pricing Services generally take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data and may provide a price determined by a matrix pricing method or other analytical pricing models.
Shares Valuation. The NAV per share of each share class of each Fund is calculated by dividing the net assets (total assets, minus all liabilities including accrued expenses) of the share class by the total number of shares outstanding of the share class, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the NYSE is closed for trading.
Foreign Currency Translation. Values of investments, receivables and payables denominated in foreign currencies are converted into U.S. dollars using a spot market rate of exchange each day. Purchases and sales of investments and dividend and interest income are translated to U.S. dollars using a spot market rate of exchange prevailing on the dates of such transactions. The portion of security gains and losses resulting from changes in foreign exchange rates are included with net realized and unrealized gain or loss from investments, as appropriate, for both financial reporting and tax purposes. The Funds bear the risk of changes in the foreign currency exchange rates and the impact on the value of assets and liabilities denominated in foreign currency. The Funds also bear the risk of a counterparty failing to fulfill its obligation under a foreign currency contract. Investments in securities of foreign companies involve additional risks including: less available public information about the issuers of securities; less stringent regulatory standards; lack of uniform accounting, auditing and financial reporting standards; and country risks including less liquidity, high inflation rates and political and economic instability. The risks of foreign investments are typically greater in emerging and less-developed markets.

42

RMB INVESTORS TRUST
Notes to Financial Statements
June 30, 2026 (Unaudited)(Continued)
Multiple Class Allocations. Each class of shares of a Fund has equal rights as to earnings and assets, except that each class bears different distribution and shareholder servicing expenses. Each class of shares has exclusive voting rights with respect to matters that affect just that class. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.
Accounting for Portfolio Transactions. The Funds account for purchases and sales of portfolio securities as of each security’s trade date. The Funds determine realized gains and losses based on identified cost (the same basis used for federal income tax purposes). When the Funds earn dividends, they record the income on the ex-dividend date, minus any foreign taxes. The Funds record interest income on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.
Use of Management Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions in computing net asset value and preparing the financial statements, so the actual cash amounts received or paid for a Fund’s assets, liabilities, income, and other items may ultimately differ from what is shown here.
Segment Reporting. Each Fund operates as a single segment entity. Each Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Principal Executive Officer and Principal Financial Officer, who serve as the chief operating decision maker, using the information presented in the financial statements and financial highlights.
Recent Accounting Pronouncement. In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures. The amendments enhance income tax disclosures by requiring greater disaggregation in the rate reconciliation and income taxes paid by jurisdiction, while removing certain disclosure requirements. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management has evaluated the impact and determined that the adoption of the ASU does not have a material impact on the financial statements.
2. Adviser Fees
Curi serves as the investment adviser to the Funds. The Adviser is entitled to a monthly management fee at an annual rate equal to the following percentages of the average daily net assets of each Fund:

RMB Fund	0.60%
RMB Mendon Financial Services Fund	0.75%
RMB International Fund	0.75%
RMB SMID Cap Fund	0.70%
RMB Quality Intermediate Core Fund	0.25%
RMB Quality Intermediate Tax-Exempt Municipal Fund	0.25%

The Adviser pays the Sub-Adviser for services with respect to the RMB Mendon Financial Services Fund.
3. Distribution Fees and Commissions
Foreside Fund Services, LLC (the “Distributor”) serves as principal underwriter to the Funds pursuant to a distribution agreement dated September 30, 2021. The Distributor acts as principal underwriter of each Fund’s shares. The RMB Fund and RMB Mendon Financial Services Fund have adopted distribution plans under Rule 12b-1 of the 1940 Act, to reimburse the Distributor for services

43

RMB INVESTORS TRUST
Notes to Financial Statements
June 30, 2026 (Unaudited)(Continued)
provided for distributing Class A and Class C shares of the Funds. The following Funds pay the Distributor distribution and shareholder service fees from the assets of the share classes, and in the amounts, listed below:
Distribution Fees:

	Class A	Class C
RMB Fund	0.25%	0.75%
RMB Mendon Financial Services Fund	0.25%	0.75%

Shareholder Service Fees:

Class C
RMB Fund	0.25%
RMB Mendon Financial Services Fund	0.25%

4. Offering Price
For Class A shares, the offering price includes a maximum 5% sales charge. The redemption price is NAV. Class C shares are offered at NAV without the imposition of an initial sales charge and the redemption price is NAV, subject to any applicable CDSC. Class I shares are offered at NAV without the imposition of an initial sales charge or a CDSC.
5. Expenses
Expenses directly charged or attributable to any Fund will be paid from the assets of that Fund. Generally, expenses of the Trust will be allocated among and charged to each Fund on a basis deemed fair and equitable, generally pro-rata based on the relative assets of each Fund. Fund expenses that are not class specific are allocated to each class based on relative net assets. Differences in class-level expenses may result in payment of different per share dividends by class.
The Adviser and the Trust entered into an Expense Limitation Agreement (the “Agreement”) for the Funds. Under the Agreement, the Adviser contractually limits certain operating expenses (including advisory, distribution and service fees, among others) of the following Funds and share classes to the rates below based on average daily net assets by waiving its advisory fees and reimbursing Fund operating expenses.

	Class A	Class C	Class I
RMB Fund	1.59%	2.34%	1.34%
RMB Mendon Financial Services Fund	1.80%	2.55%	1.55%
RMB International Fund			1.15%
RMB SMID Cap Fund			0.80%
RMB Quality Intermediate Core Fund			0.35%
RMB Quality Intermediate Tax-Exempt Municipal Fund			0.35%

In accordance with the Agreement, the Adviser will not reimburse a Fund for certain expenses, such as interest, taxes, brokerage commissions, dealer spreads and other transaction costs, capitalized expenditures, acquired fund fees and expenses, short sale dividends, extraordinary expenses not incurred in the ordinary course of the Fund’s business (e.g., litigation, indemnification) and any other costs and expenses approved by the Board.
The Agreement will remain in effect through April 30, 2027 and will be automatically renewed for successive one-year periods ending April 30, unless either party cancels the automatic renewal provision. While in effect the Agreement may be terminated with respect to a Fund by agreement of the Adviser and the Board.

44

RMB INVESTORS TRUST
Notes to Financial Statements
June 30, 2026 (Unaudited)(Continued)
Amounts waived or reimbursed by the Adviser with respect to a Fund may be recouped for a period of three years from the date an amount was waived or reimbursed to the extent the Fund’s actual fees and expenses for a fiscal period, including recoupments paid to the Adviser, are less than the Fund’s expense limitation both at the time of waiver and recoupment. The following table shows each Fund’s waived or reimbursed expenses subject to recoupment by the Adviser for the next three years:

Year Incurred	Expiration Year	RMB SMID Cap Fund	RMB Quality Intermediate Core Fund	RMB Quality Intermediate Tax-Exempt Municipal Fund
2023	2026	$113,581	N/A	N/A
2024	2027	$223,165	N/A	N/A
2025	2028	$223,139	$68,032	$75,765
2026	2029	$86,170	$119,583	$137,161

The RMB Fund, RMB Mendon Financial Services Fund, and RMB International Fund do not have any previously waived or reimbursed expenses subject to recoupment by the Adviser.
6. Investment Transactions
The aggregate cost of purchases and proceeds from sales of securities, excluding short-term investments for each Fund, for the six months ended June 30, 2026, were as follows:

	Purchases	Sales
RMB Fund	$13,095,662	$14,294,034
RMB Mendon Financial Services Fund	$49,622,321	$69,308,347
RMB International Fund	$93,328,601	$70,804,381
RMB SMID Cap Fund	$22,677,251	$38,372,638
RMB Quality Intermediate Core Fund	$227,349,237	$155,434,772
RMB Quality Intermediate Tax-Exempt Municipal Fund	$40,783,888	$3,291,352

7. Line of Credit
The Trust has a Loan Agreement with U.S. Bank, N.A. to provide the Funds with a temporary liquidity source, as needed, to fulfill shareholder redemptions. Under the terms of the Loan Agreement, the aggregate borrowing for all Funds cannot exceed $75 million. Each Fund’s borrowing under the Loan Agreement is further limited to the lesser of: (i) 33 1∕3% of the net market value of the unencumbered assets of the Fund; and (ii) 25% of the Fund’s gross market value. The interest rate on loans under the Loan Agreement equals the prime rate minus one percent per annum, payable monthly. For the six months ended June 30, 2026, borrowing activity under the Loan Agreement was as follows:

	Outstanding Daily Average Balance for the Period[1]	Maximum Amounts Outstanding for the Period	Interest Expense for the Period	Average Interest Rate	Outstanding Balance at 6/30/2026
RMB SMID Cap Fund	$2,193,000	$3,927,000	$2,802	5.75%	$0

[1]	Excludes days where there was no activity on the line of credit.
8. Distributions and Taxes
Each Fund’s dividends from net investment income, if any exist, are generally declared and paid at least annually. The RMB Quality Intermediate Core Fund and the RMB Quality Intermediate Tax-Exempt Municipal Fund will declare distributions from net investment income, if any, on a daily basis, with the distributions payable each month.

45

RMB INVESTORS TRUST
Notes to Financial Statements
June 30, 2026 (Unaudited)(Continued)
Distributions of net realized gains, if any, are declared and paid at least annually for the Funds. All short-term capital gains are included in ordinary income for tax purposes.
The Funds record distributions on the ex-dividend date. On occasion, a Fund may make reclassifications among some of its capital accounts. This could have the effect of changing the nature of certain distributions that have already been made, which could have tax implications for shareholders. A Fund would only make reclassifications consistent with federal tax regulations.
It is each Fund’s intention to continue to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and by distributing substantially all of its earnings to its shareholders. Therefore, no federal income tax provision has been made. Certain Funds may utilize earnings and profits on redemption of shares as part of the dividends paid deduction.
The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.
Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2023-2025), or expected to be taken in the Funds’ 2026 tax returns. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next six months.
Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. The character of distributions paid on a tax basis during 2025 and 2024 are as follows:

	RMB Fund	RMB Mendon Financial Services Fund	RMB International Fund	RMB SMID Cap Fund	RMB Quality Intermediate Core Fund	RMB Quality Intermediate Tax-Exempt Municipal Fund
Fiscal year ended 12/31/2025
Distributions paid from:
Ordinary Income	$—	$5,734,923	$4,828,994	$221,664	$1,584,861	$4,130
Long-Term Capital Gain	10,399,845	8,256,888	—	11,881,318	—	—
Tax-Exempt Income	—	—	—	—	—	626,035
Total Distributions Paid	$10,399,845	$13,991,811	$4,828,994	$12,102,982	$1,584,861	$630,165
Fiscal year ended 12/31/2024
Distributions paid from:
Ordinary Income	$27,442	$3,437,479	$5,122,386	$329,568	N/A	N/A
Long-Term Capital Gain	7,028,453	—	—	6,296,151	N/A	N/A
Total Distributions Paid	$7,055,895	$3,437,479	$5,122,386	$6,625,719	N/A	N/A

The Funds designated as long-term capital gain dividends, pursuant to IRS Section 852(b)(3), the amounts necessary to reduce the earnings and profits of the Funds related to net capital gains to zero for the tax year ended December 31, 2025.

46

RMB INVESTORS TRUST
Notes to Financial Statements
June 30, 2026 (Unaudited)(Continued)
As of December 31, 2025, the components of distributable earnings on a tax basis were as follows:

2025	RMB Fund	RMB Mendon Financial Services Fund	RMB International Fund	RMB SMID Cap Fund	RMB Quality Intermediate Core Fund	RMB Quality Intermediate Tax-Exempt Municipal Fund
Tax cost of investments	$50,109,769	$175,354,711	$214,811,242	$38,421,460	$197,152,425	$101,440,478
Unrealized appreciation	65,223,269	62,189,065	89,491,155	35,898,797	343,964	564,948
Unrealized depreciation	(784,950)	(2,051,540)	(5,813,654)	(2,898,235)	(198,196)	(92,982)
Net unrealized appreciation/ (depreciation)	64,438,319	60,137,525	83,677,501	33,000,562	145,768	471,966
Undistributed ordinary income	—	27,171	1,903,653	—	78,574	14,000
Undistributed long-term capital gains	542,254	64,896	—	—	—	—
Total distributable earnings	542,254	92,067	1,903,653	—	78,574	14,000
Other accumulated losses	—	(38,555,452)[1]	(22,011,358)	(41,793)	(69,959)	(20,616)
Total accumulated gain/(loss)	$64,980,573	$21,674,140	$63,569,796	$32,958,769	$154,383	$465,350

[1]
Includes $31,414,197 of short-term and $7,141,163 of long-term capital losses acquired from the RMB Mendon Financial Long/Short Fund (the “Target Fund”). As of close of business on June 19, 2020, pursuant to an Agreement and Plan of Reorganization previously approved by the Trust’s Board of Trustees, all of the assets and liabilities of the Target Fund were transferred to the RMB Mendon Financial Services Fund (the “Acquiring Fund”) in exchange for shares of the Acquiring Fund. Per the IRS, use of these losses is limited to $204,497 per year.

Under current law, the Funds may carry forward net capital losses (which may be short-term and/or long-term) indefinitely to use to offset capital gains realized in future years. The following tables set forth each Fund’s available capital loss carryforwards as of December 31, 2025 and the capital loss carryforwards utilized by the Funds in 2025:

	RMB Fund	RMB Mendon Financial Services Fund	RMB International Fund	RMB SMID Cap Fund	RMB Quality Intermediate Core Fund	RMB Quality Intermediate Tax-Exempt Municipal Fund
Not Subject to Expiration
Short-Term	$ —	$—	$(22,104,335)	$ —	$(375)	$ —
Long-Term	$—	$—	$—	$—	$—	$—
2025
Capital Loss Carryforward Utilized	$—	$204,497	$11,080,666	$—	$—	$—

At December 31, 2025, the RMB SMID Cap Fund had deferred late-year ordinary losses of $41,794.
Net investment income and realized gain and loss for federal tax purposes differ from that reported in the financial statements because of temporary and permanent book and tax differences. These differences are primarily related to differing treatment of wash sales, REITs, PFIC partnerships and the tax practice known as equalization. As of December 31, 2025, the permanent book and tax basis differences were as follows:

	RMB Fund	RMB Mendon Financial Services Fund	RMB International Fund	RMB SMID Cap Fund	RMB Quality Intermediate Core Fund	RMB Quality Intermediate Tax-Exempt Municipal Fund
Increase/(Decrease)
Distributable Earnings	$(1,659,948)	$(998,193)	$ —	$(1,466,210)	$ —	$ —
Paid-In Capital	$1,659,948	$998,193	$—	$1,466,210	$—	$—

47

RMB INVESTORS TRUST
Notes to Financial Statements
June 30, 2026 (Unaudited)(Continued)
9. Disclosure of Certain Commitments and Contingencies
Under the Funds’ organizational documents, officers and trustees of the Trust are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and based on experience expect the risk of loss to be remote.
10. Transactions with Affiliated Securities
During the six months ended June 30, 2026, the Funds held no affiliated securities. An affiliated security is a security in which the Fund has ownership of at least 5% of the outstanding voting securities.
11. Restricted Securities
The Funds may not invest more than 15% of net assets in securities subject to legal or contractual restrictions on resale, including Rule 144A securities (“restricted securities”), that are deemed illiquid. At June 30, 2026, the Funds held no restricted securities.
12. Fund Risks
Each of the Funds is subject to market risk, equity securities risk, management risk, and other risks. Market risk is the risk that the price of a security held by a Fund may decline, sometimes rapidly or unpredictably, due to changing economic, political or market conditions that are not specifically related to the issuer of the security. Equity securities risk is the risk that the price of an equity security held by a Fund may decline due to factors related to the issuer of the security including the sector or industry in which it operates. Equity securities may be disproportionately affected by these risks because they are subordinated to preferred stock, bonds, and other debt instruments in the issuer’s capital structure. Equity securities have historically experienced more volatility in their returns than debt securities. Management risk is the risk that investment decisions employed by the Adviser or Sub-Adviser will not produce the intended results.
RMB Mendon Financial Services Fund may be disproportionately affected by events affecting the Financial Services sector, which may include changes in interest rates, the rate of corporate and consumer debt defaults, the availability and cost of borrowing and raising capital, reduced credit market liquidity, regulatory changes, price competition, economic and trade uncertainties from current U.S. tariff policies, bank failures and other financial crises, and general economic and market conditions. Also, changing regulation of Financial Services companies may adversely or positively affect companies in which the Funds invest.
The Japanese economy is characterized by an aging demographic, declining population, large government debt and a highly regulated labor market. Economic growth is dependent on domestic consumption, deregulation and consistent government policy. International trade, particularly with the U.S., also impacts growth, and adverse economic conditions in the U.S. or other such trade partners may affect Japan. Any restrictions on global trade are likely to have a significant adverse effect on the country. Japan also has a growing economic relationship with China and other Southeast Asian countries, and thus Japan’s economy may also be affected by economic, political, or social instability in those countries (whether resulting from local or global events, such as the current U.S. tariff policies).
These risks, and other risks applicable to the Funds, are further described in the Funds’ Prospectus and Statement of Additional Information.
13. Fair Value Measurements
U.S. GAAP defines fair value as the price that would be received in the sale of an asset or that would be paid to transfer a liability in an orderly transaction between market participants on the measurement date. Various inputs are used in determining the fair value of a Fund’s investments, other

48

RMB INVESTORS TRUST
Notes to Financial Statements
June 30, 2026 (Unaudited)(Continued)
assets, and liabilities. These inputs are classified into one of three broad levels that comprise the fair value hierarchy. The lowest level for any significant input used in determining the fair value of an investment, other asset, or liability determines the classification of that asset or liability in the hierarchy. The three levels of the fair value hierarchy are as follows:
Level 1 –
Prices are determined using unadjusted exchange-traded prices in active markets for identical securities. This technique is used for exchange-traded domestic common and preferred equities and certain options.
Level 2 –
Prices are determined using significant observable inputs. “Observable inputs” reflect the assumptions that market participants would use in valuing an asset or liability based on market data obtained from independent sources. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and are based on an evaluation of the inputs described. These techniques are used for certain domestic preferred equities, unlisted rights and warrants and certain options.
Level 3 –
Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect Curi’s Valuation Committee’s own assumptions about the factors that market participants would use in pricing an investment and are based on the best information available. These inputs include, but are not limited to, the cost of the security at the date of purchase; fundamental analytical data relating to the issuer of the security, the type of security and relevant financial statements; special reports, if any, prepared by qualified analysts; and the nature and duration of restrictions, if any, on disposition of the security. Securities using this technique are generally thinly traded or privately placed, and may be valued using broker quotes, which may not only use observable or unobservable inputs but may also include the use of brokers’ own judgments about the assumptions that market participants would use.
The following table provides the fair value measurements of applicable Fund assets by security class and fair value hierarchy level as of June 30, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

At June 30, 2026	Level 1	Level 2	Level 3	Total
RMB Fund
Assets
Common Stocks[1]	$119,534,171	$—	$—	$119,534,171
Money Market Funds	330,316	—	—	330,316
Total Investments	$119,864,487	$—	$—	$119,864,487
RMB Mendon Financial Services Fund
Assets
Common Stocks[1]	$256,097,474	$—	$—	$256,097,474
Money Market Funds	3,383,345	—	—	3,383,345
Total	$259,480,819	$—	$—	$259,480,819
Liabilities
Written Options[1]	—	(1,245,125)	0[2]	(1,245,125)
Total Investments	$259,480,819	$(1,245,125)	$0	$258,235,694

49

RMB INVESTORS TRUST
Notes to Financial Statements
June 30, 2026 (Unaudited)(Continued)

At June 30, 2026	Level 1	Level 2	Level 3	Total
RMB International Fund
Assets
Common Stocks[1,3]	$5,486,555	$344,834,138	$—	$350,320,693
Exchange Traded Funds	3,578,354	—	—	3,578,354
Money Market Funds	4,571,464	—	—	4,571,464
Total Investments	$13,636,373	$344,834,138	$—	$358,470,511
RMB SMID Cap Fund
Assets
Common Stocks[1]	$194,929,909	$—	$—	$194,929,909
Money Market Funds	1,872,094	—	—	1,872,094
Total Investments	$196,802,003	$—	$—	$196,802,003
RMB Quality Intermediate Core Fund
Assets
U.S. Treasury Securities	$—	$179,207,228	$—	$179,207,228
Collateralized Mortgage Obligations	—	45,038,730	—	45,038,730
Corporate Bonds[1]	—	14,781,767	—	14,781,767
Mortgage-Backed Securities	—	2,339,147	—	2,339,147
Money Market Funds	3,437,448	—	—	3,437,448
Total Investments	$3,437,448	$241,366,872	$—	$244,804,320
RMB Quality Intermediate Tax-Exempt Municipal Fund
Assets
Municipal Bonds[1]	$—	$112,603,282	$—	$112,603,282
U.S. Treasury Securities	—	19,262,773	—	19,262,773
Money Market Funds	1,360,800	—	—	1,360,800
Total Investments	$1,360,800	$131,866,055	$—	$133,226,855

[1]	Refer to the Schedule of Investments section of the applicable Fund in this Semi-Annual Financial Statements for a breakdown of holdings by sector, industry, country, or state.
[2]	The option is categorized as Level 3 and has a value of $0. Due to immateriality, no Level 3 rollforward has been presented.
[3]
Foreign securities valued using systemic fair valuation are categorized as Level 2. The table below provides a breakdown, by country, of the RMB International Fund’s Level 2 securities at June 30, 2026.

RMB International Fund
Australia	$11,590,137
Belgium	12,064,735
Finland	6,946,971
France	48,357,030
Germany	24,347,587
Hong Kong	9,740,426
Italy	11,744,587

50

RMB INVESTORS TRUST
Notes to Financial Statements
June 30, 2026 (Unaudited)(Continued)

RMB International Fund
Japan	$78,832,024
Netherlands	29,260,570
Singapore	8,516,773
Sweden	7,761,525
Switzerland	32,041,260
United Kingdom	63,630,513
Total	$344,834,138

14. Disclosures about Derivative Instruments and Hedging Activities
Accounting Standards Codification Topic 815 — Disclosures about Derivative Instruments and Hedging Activities (“ASC 815”) requires enhanced disclosures to provide information about the reasons the Funds invest in derivative instruments, the accounting treatment of derivatives and the effect derivatives have on financial performance.
The following is a summary of the fair valuations of the Funds’ derivative instruments categorized by risk exposure as of June 30, 2026:
Fair Value of Deriviative Instruments
As of June 30, 2026

Fund	Derivatives not accounted for as hedging instruments under ASC 815	Statements of Assets & Liabilities Location	Asset or Liability	Fair Value
RMB Mendon Financial Services Fund	Equity Contracts	Options written, at value	Liability	$1,245,125

The Effect of Derivative Instruments on the Statements of Operations
For the six months ended June 30, 2026

Fund	Changes in Derivatives not accounted for as hedging instruments under ASC 815	Location of Gain or (Loss) on Derivatives	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
RMB Mendon Financial Services Fund	Equity Contracts	Realized gain on written options	$239,857
		Net unrealized appreciation/ depreciation on written options		$(274,323)

The derivative instruments outstanding as of the six months ended June 30, 2026 as disclosed in the Funds’ portfolio holdings and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the six months ended June 30, 2026 as disclosed in the statements of operations serve as indicators of the volume of derivative activity for the Funds.
The quarterly average volumes of derivative instruments as of June 30, 2026 are as follows:

Fund	Derivative	Instrument	Number of Contracts	Notional Value
RMB Mendon Financial Services Fund	Equity Contracts	Call Option Written	(5,383)	$(875,042)

51

RMB INVESTORS TRUST
Notes to Financial Statements
June 30, 2026 (Unaudited)(Continued)
The average number of derivative instruments is based on the average quarter end balances for the period January 1, 2026 to June 30, 2026.
15. FUND REORGANIZATIONS
As of close of business on April 24, 2026, pursuant to an Agreement and Plan of Reorganization previously approved by the Trust’s Board of Trustees, all of the assets and liabilities of the RMB Small Cap Fund (the “Target Fund”) were transferred to the RMB SMID Cap Fund (the “Acquiring Fund”) in exchange for shares of the Acquiring Fund (the “Reorganization”). The Reorganization was a tax-free Reorganization for federal income tax purposes. For financial reporting purposes, the Acquiring Fund was deemed to be the accounting survivor and as a result, the financial statements and financial highlights do not reflect the operations of the Target Fund. Information with respect to the net assets and other relevant operating data for the Target Fund on the Reorganization date is included below:

Target Fund	RMB Small Cap Fund - Class I
Net Assets	$128,081,188
Shares Outstanding	7,549,142
Net Asset Value	16.97
Unrealized appreciation/depreciation	62,452,690

Acquiring Fund	RMB SMID Cap Fund - Class I
Net Assets immediately prior to Reorganization	$63,397,282
Net Assets immediately after Reorganization	$191,478,470
Fund Shares issued in exchange for acquired fund	11,226,411
Exchange rate for shares issued	1.49

Assuming the Reorganization had been completed on January 1, 2026, the beginning of the semi-annual reporting period of the Funds, the Acquiring Fund’s pro forma results of operations for the six months ended June 30, 2026, are as follows:

RMB SMID Cap Fund
Net investment income	$258,131
Net realized gain on investments	18,916,391
Change in net unrealized appreciation/depreciation on investments	5,870,205
Total increase in net assets resulting from operations	$25,044,727

Since the combined investment portfolios have been managed as a single integrated portfolio from the time the Reorganization was completed, it is not practical to separate the amounts of revenue and earnings of the Target Fund that have been included in the Acquiring Fund’s statements of operations since April 24, 2026.
16. Subsequent Events
The Adviser has evaluated the impact to these financial statements of all subsequent events occurring after the date of this report and has determined that there were no events that require recognition or disclosure in the financial statements.

52

RMB INVESTORS TRUST
Other Information (Unaudited)
Proxy Voting Policies and Procedures
A description of the policies and procedures that the Funds use to determine how to vote proxies is available in the most recent Statement of Additional Information, which can be obtained without charge by (1) calling (800) 462-2392; (2) visiting the Funds’ website located at http://www.rmbfunds.com; and (3) visiting the U.S. Securities and Exchange Commission’s (“SEC”) website located at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge by calling (800) 462-2392 or on the SEC’s website at www.sec.gov.
Portfolio Holdings
The Funds file their complete schedule of portfolio holdings with the SEC as of the end of the first and third quarters of each fiscal year (quarters ended March 31 and September 30) on Form N-PORT. Portfolio holdings filed on Form N-PORT are publicly available 60 days after the end of the applicable quarter on the SEC’s website at www.sec.gov. A complete listing of each Fund’s portfolio holdings is also available monthly, with approximately a 30-day lag, by visiting the Funds’ website located at www.rmbfunds.com or by calling (800) 462-2392

53

RMB INVESTORS TRUST
BOARD OF TRUSTEES EVALUATION AND APPROVAL OF INVESTMENT ADVISORY
AND SUB-ADVISORY AGREEMENTS
RMB Investors Trust (the “Trust”) has an Investment Advisory Agreement (the “Advisory Agreement”) with Curi Capital, LLC (“Curi”) pursuant to which Curi manages the series of the Trust. The series of the Trust are: RMB Fund, RMB Mendon Financial Services Fund, RMB International Fund, RMB SMID Cap Fund, RMB Quality Intermediate Core Fund, and RMB Quality Intermediate Tax-Exempt Municipal Fund. The RMB Mendon Financial Services Fund is referred to herein as the “Mendon Fund.” Curi has a sub-advisory agreement (“Sub-Advisory Agreement” and, together with the Advisory Agreement, the “Agreements”) with Mendon Capital Advisors Corp. (“Mendon”) pursuant to which Mendon serves as the sub-adviser to the Mendon Fund.
The Investment Company Act of 1940, as amended (the “1940 Act”) requires that the continuance of the Agreements be approved annually by both the Board of Trustees (the “Board”) and by a majority of the trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust (the “Independent Trustees”), voting separately. All of the Trustees of the Trust are Independent Trustees.
The continuance of the Advisory Agreement, as it relates to the RMB Fund, the Mendon Fund, the RMB International Fund, and the RMB SMID Cap Fund (each, a “Fund,” and together, the “Funds”), and of the Sub-Advisory Agreement, as it relates to the Mendon Fund, was most recently considered and approved for a period through July 1, 2027 at an in-person meeting of the Board called for that purpose held on June 25, 2026.
The Board determined that the terms of each Agreement are fair and reasonable and approved the continuance of each of the Agreements, as applicable, for each of the Funds.
At its May 21, 2026 and June 25, 2026 meetings, the Trustees discussed the continuance of the Agreements for the Funds. At each meeting, the Board received and considered materials relating to, among other matters, the investment and management services provided by Curi and Mendon. The Board also considered matters bearing on the Agreements at its various meetings throughout the year, whereby the Board meets at least quarterly with the Funds’ portfolio managers and receives regular reports from Curi on the performance of the Funds.
In evaluating the Agreements, the Board received and reviewed information provided by Curi and Mendon in response to written requests from the Independent Trustees and their independent legal counsel, including without limitation information regarding Curi, Mendon, their affiliates and personnel, operations and financial condition. The Independent Trustees discussed with representatives of Curi and Mendon (including the portfolio managers of the Funds associated with those firms) the operations of the Funds and the capabilities of Curi and Mendon to provide advisory and sub-advisory, as applicable, services to the Funds and, in the case of Curi, to supervise Mendon in its provision of sub-advisory services to the Mendon Fund.
Among other written and oral information, the Board requested and was provided information regarding:
•	the investment performance of each Fund and comparisons of the investment performance of each Fund with the Fund’s performance benchmarks;
•	each Fund’s advisory fees and other expenses and information about any applicable expense limitations, expense cap arrangements, and fee breakpoints;
•
comparisons of the investment performance, fees and total expenses of the Funds to mutual funds with similar objectives and strategies managed by other investment advisers based on peer groups developed by Morningstar, Inc. (“Morningstar”), an independent provider of investment company data over various time periods;

•
the investment performance of private funds and accounts managed by Curi with investment strategies similar to the investment strategies of the Funds, and the fees charged by Curi for investment advisory services, as well as other compensation received by Curi and its affiliates, for such funds;

54

RMB INVESTORS TRUST
BOARD OF TRUSTEES EVALUATION AND APPROVAL OF INVESTMENT ADVISORY
AND SUB-ADVISORY AGREEMENTS(Continued)
•	the fees paid to Mendon by Curi;
•	the total operating expenses of the Funds and comparison of current expenses to the previous year’s expenses;
•	investment management staffing and the experience of the investment advisory and other personnel of Curi and Mendon;
•	the historical quality of the services provided by Curi and Mendon;
•	financial statements and other information regarding the financial condition and prospects of Curi and Mendon; and
•	the profitability to Curi in managing the Funds and the methodology in allocating expenses to the management of the Funds.
Throughout the process, the Board had numerous opportunities to ask questions of and request additional materials from Curi and Mendon. During each meeting at which the Board considered the Agreements, they were advised by and met, as necessary, in executive session with their independent legal counsel.
In considering the continuance of the Agreements, the Board reviewed and analyzed various factors that the Board members determined were relevant, none of which by itself was considered dispositive. The material factors and conclusions that formed the basis for the determination of the Board and Independent Trustees to approve the Agreements are discussed below.
Approval of the Agreements
1. Nature, Quality and Extent of Services. The Board considered the nature, quality and extent of advisory, administrative and shareholder services provided by Curi, including the portfolio management of the Funds and supervision of Mendon for the Mendon Fund, supervision of operations of all Funds and compliance and regulatory filings for the Funds and disclosures to Fund shareholders, general oversight of Mendon and other service providers, coordination of Fund marketing initiatives, assisting the Independent Trustees in their capacity as trustees, monitoring and managing the Funds’ liquidity pursuant to the liquidity risk management program, serving as valuation designee and other services.
With regard to Mendon, the Board considered the nature, quality and extent of the services provided by Mendon, particularly portfolio management, compliance and performance of the Mendon Fund.
The Board also considered information on Curi and Mendon, such as: financial condition; investment professionals’ experience; reputation, financial strength, regulatory history and resources; approach to retention and compensation of investment and other personnel; and management structure and intentions with respect to the management of the Funds.
The Board concluded that the nature, quality and extent of the services provided by Curi and Mendon to the Funds under the Agreements were appropriate for the Funds and that the Funds were likely to benefit from the continued provision of those services by Curi and Mendon, as applicable.
Performance of the Funds. The Board considered short-term and long-term investment performance for each of the Funds.
With respect to the RMB Fund, the Board noted that the Fund’s historic performance relative to its Morningstar peer group ranked 11 out of 15 for the one-year period, 14 out of 15 for the three-year period, nine out of 12 for the five-year period, and seven out of eight for the ten-year period, each period ended March 31, 2026. The Board took into consideration the steps taken by Curi to improve performance and the challenge of managing a diversified all-cap portfolio in a highly concentrated market. The Board also noted the relatively improved performance of the Fund through first quarter 2026.

55

RMB INVESTORS TRUST
BOARD OF TRUSTEES EVALUATION AND APPROVAL OF INVESTMENT ADVISORY
AND SUB-ADVISORY AGREEMENTS(Continued)
The Board considered that the Mendon Fund had ranked two out of nine, five out of nine, six out of nine, and five out of eight relative to its Morningstar peer group for the one-, three-, five- and ten-year periods ended March 31, 2026, respectively. The Board considered the cyclicality of the sector in which the Fund was invested.
The Board considered the investment performance of the RMB International Fund relative to its Morningstar peer group, which was five out of 15 for the one-year period, 10 out of 15 for the three-year period, and 11 out of 15 for the five-year period, each period ended March 31, 2026. The Board took into consideration the steps taken by Curi to improve performance and noted the cyclical nature of international stock markets, the comparability of the peer groups, and the improved performance of the Fund through first quarter 2026.
The Board considered that the RMB SMID Cap Fund had ranked 11 out of 15, 10 out of 15,
11 out of 15 and six out of 15 relative to its Morningstar peer group for the one-, three-, five-, and ten-year periods ended March 31, 2026, respectively. The Board noted the impact of investment style in the recent market environment, the challenge of managing a diversified portfolio in a highly concentrated market, and the stronger long-term performance.
2. Costs of Services and Profits Realized by Curi.
(a) Costs of Services to Funds: Fees and Expenses. Board considered each Fund’s management fee rate and expense ratio relative to industry averages for the Fund’s peer group category and the advisory fees charged by Curi to private funds and other accounts with similar investment mandates. The Trustees viewed favorably that fees would remain the same and the current willingness of Curi to limit the total expense ratios of certain Funds, including maintaining the agreement to contractually waive fees and reimburse expenses currently in effect. The Trustees also recognized continuing efforts to control costs.
The Board noted that the contractual management fees for the RMB Fund and the Mendon Fund were below the median within their respective Morningstar peer group, whereas the total expenses for the RMB Fund was equal to the median of its Morningstar peer group and the Mendon Fund was above the median of its Morningstar peer group. The Board also noted that the contractual management fee for the RMB International Fund was equal to the median of its Morningstar peer group, whereas the total expense was above the median of its Morningstar peer group.
The Board noted that both the contractual management fee and total expense for the RMB SMID Cap Fund were below the median of its Morningstar peer group.
The Board considered favorably the impact of fee caps on the RMB SMID Cap Fund.
The Board concluded that, for each Fund, the contractual management fee would be acceptable based upon the qualifications, experience, reputation and performance of Curi, and the moderate overall expense ratio of the Funds given the relatively small size of the Funds and the Fund complex.
b) Profitability and Costs of Services to Curi. The Board considered the materials concerning Curi’s profitability and costs attributable to the Funds. The Board also considered whether the amount of Curi’s profit would be a fair entrepreneurial profit for the management of the Funds. The Board considered the impact of the relatively small aggregate Fund assets on Curi’s fees and the amount of expenses that Curi might absorb due to contractual expense waivers. The Board also reviewed financial statements of Curi and noted Curi’s stable and secure financial position. The Board concluded that Curi’s profitability for each Fund would not be excessive, particularly in light of the quality of the services provided to the Funds.
3. Extent of Economies of Scale as the Funds Grow. The Board considered whether there have been economies of scale with respect to the management of the Funds and whether the Funds have appropriately benefited from any economies of scale. The Board noted the Funds do not have breakpoints on their advisory fees that would otherwise allow investors to benefit directly in the form of lower fees as the Funds’ assets grow. Given the relatively low level of assets under management in each

56

RMB INVESTORS TRUST
BOARD OF TRUSTEES EVALUATION AND APPROVAL OF INVESTMENT ADVISORY
AND SUB-ADVISORY AGREEMENTS(Continued)
of the Funds, the Board determined to continue to review whether and how additional economies of scale might be achieved for the benefit of Fund investors as and if asset levels materially increase.
4. Other Relevant Considerations.
(a) Personnel and Methods. The Board considered the size, education and experience of the staff of Curi and Mendon. The Board also considered the generally favorable history, reputation, qualifications and background of Curi and Mendon, as well as the qualifications of their personnel, and concluded that each of Curi and Mendon had sufficient personnel, with appropriate education and experience, to serve the Funds effectively.
(b) Other Benefits. The Board also considered the character and amount of other direct and incidental benefits received by Curi, Mendon and their affiliates from their association with the Funds, including any soft dollar services received. The Board concluded that potential “fall-out” benefits that Curi, Mendon and their affiliates may receive, such as greater name recognition or increased ability to obtain research services, appear to be reasonable, and may in some cases benefit the Funds.
(c) Other matters. The Board also considered materials provided by, and discussion with, Curi and Mendon, on various external events, including global events, inflation, interest rates, tariffs, uncertainty in the financial markets, overall market volatility and measures taken to mitigate the effects of these events, including their current and potential impact on Curi’s, Mendon’s, and the Funds’ operations and performance.
Conclusions
In considering the Agreements, the Board did not identify any factor as all-important or all-controlling and instead considered the above-listed factors and others collectively in light of the totality of the Funds’ circumstances. Based on this review, it was the judgment of the Board that shareholders of the Funds would receive satisfactory performance at reasonable fees. As a part of its decision-making process, the Board considered, generally, that shareholders invested in the Funds knowing that Curi or Mendon, as applicable, managed the Fund and knowing their investment management fee schedules and investment philosophies. As such, the Board considered, in particular, whether Curi and Mendon managed the Funds in accordance with their investment objectives and policies as disclosed to shareholders.
After full consideration of the above factors, as well as other factors that the Board considered instructive in evaluating the Agreements, the Board and the Independent Trustees unanimously concluded that the continuance of the Agreements was in the best interest of each Fund and its shareholders and, on June 25, 2026 approved continuance of the Agreements for the Funds through July 1, 2027.

57

Distributor
Foreside Fund Services, LLC
3 Canal Plaza, Suite 100
Portland, ME 04101
internet: www.foreside.com
Shareholder Returns
Shareholders can obtain the most recent Fund returns by calling 1-(800) 462-2392 or on the Trust’s website at http://www.rmbfunds.com.

Adviser
Curi Capital, LLC
One North Wacker Drive, Suite 3500
Chicago, IL 60606
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
500 Ross Street, 154-0520
Pittsburgh, PA 15262
Custodian
U.S. Bank, N.A.
1555 North River Center Drive, Suite 302
Milwaukee, WI 53212

Legal Counsel
Ashurst Perkins Coie US LLP
700 13th Street NW, Suite 800
Washington, DC 20005
Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
50 South 16th Street, Suite 2900
Philadelphia, PA 19102
Administrator
U.S. Bancorp Fund Services, LLC
2020 East Financial Way, Suite 100
Glendora, CA 91741

OFFICERS OF THE TRUST	BOARD OF TRUSTEES
Christopher M. Graff
President
Maher A. Harb
Chief Financial Officer and Treasurer
Joseph McDermott
Chief Compliance Officer
Frank A. Passantino
First Vice President, Assistant Secretary and
Anti-Money Laundering Compliance Officer Jennifer Boyce
Secretary
Independent Chair Margaret M. Eisen Trustees Peter Borish Michael A. Vardas

Investment Company Act file number: 811-00994
This report was prepared for current shareholders of the Funds, which are all a part of RMB Investors Trust. To be distributed to potential shareholders, it must be accompanied by a current prospectus.
Because this report gives data about the past, the Funds’ holdings may have changed since this report was prepared. None of the information in this report is intended as investment advice for individual investors, or as market predictions or securities recommendations, either explicit or implicit.

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

(1)	See the financial statements included in the response to Item 7(a) for information on the remuneration paid by RMB Investors Trust to all trustees for regular compensation.
(2)	None.
(3)	A portion of the Trust Chief Compliance Officer’s compensation is paid by the Trust, and during the period covered by this report the amount paid by the Trust was $25,000.
(4)	None.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for the period covered by this report.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	RMB Investors Trust

By (Signature and Title)*	/s/ Christopher M. Graff
Christopher M. Graff, President (Principal Executive Officer)

Date	August 25, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Christopher M. Graff
Christopher M. Graff, President (Principal Executive Officer)

Date	August 25, 2026

By (Signature and Title)*	/s/ Maher A. Harb
Maher A. Harb, Chief Financial Officer and Treasurer (Principal Financial Officer)

Date	August 26, 2026